UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-05534

                           AHA INVESTMENT FUNDS, INC.
                           --------------------------
               (Exact name of registrant as specified in charter)

                      190 SOUTH LASALLE STREET, SUITE 2800
                               CHICAGO, IL 60603
                               -----------------
              (Address of principal executive offices) (Zip code)


     SAVITRI PAI, ESQ.                        ALAN GOLDBERG
     AHA INVESTMENT FUNDS, INC.               BELL, BOYD & LLOYD LLC
     190 SOUTH LASALLE STREET, SUITE 2800     THREE FIRST NATIONAL PLAZA, #3300
     CHICAGO, IL  60603                       CHICAGO, IL 60602
     ----------------------------------------------------------

                    (Name and address of agent for service)

                                 1-800-445-1341
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: JUNE 30, 2003
                         -------------

Date of reporting period:  JUNE 30, 2003
                           -------------

ITEM 1. REPORT TO STOCKHOLDERS.
-------------------------------

                       (AHA INVESTMENT FUNDS, INC. LOGO)

                                 AHA INVESTMENT
                                  FUNDS, INC.

                       o   AHA LIMITED MATURITY FIXED INCOME FUND
                       o   AHA FULL MATURITY FIXED INCOME FUND
                       o   AHA BALANCED FUND
                       o   AHA DIVERSIFIED EQUITY FUND

                                 ANNUAL REPORT

                                 JUNE 30, 2003

                                WWW.AHAFUNDS.ORG

AHA INVESTMENT FUNDS, INC.
SHAREHOLDER LETTER

June 30, 2003

Dear AHA Investment Funds Shareholder:

The equity markets provided investors a sigh of relief during the second quarter of 2003. All areas of the stock market registered significant gains for the quarter; even bonds participated in their own, muted rally.

The double digit stock market gains of the second quarter are the best returns generated since the fourth quarter of 1998 - a period of almost 4-1/2 years. Investors "riding out" the volatility of the stock market, by sitting in relatively stable money market funds, will find little comfort in returns that are barely above zero.

As you read the AHA Investment Fund's Annual Report, take note that all four of the AHA Funds generated positive returns in the second quarter. The Diversified Equity Fund and the Balanced Fund generated double digit returns of 16.05% and 11.37%, respectively, for the quarter. Three of the four Funds generated positive returns for the past 12 months.

The foundation of the AHA Fund's investment philosophy has been diversification, a disciplined approach and process to investing, focus on high quality and to not time the market. The second quarter of 2003 is another example of how significant moves in the markets may be generated in quick bursts. It is very difficult to predict the direction and magnitude of the market's results over short time periods.

As sentiment has improved, investors have turned their attention to whether or not this is the dawning of a new bull market or just another bear market rally.

The market's recent move appears to be an acknowledgement that:

   1. the war is over;
   2. fiscal and monetary policies are stimulative;
   3. interest rates are at 45 year lows;
   4. the bond market has rallied for three consecutive years.

However, there remain many questions regarding the market's ability to build on the gains of the second quarter and into 2004. Whether or not the market moves forward from these levels depends on several key factors; the strength of the economy, increasing corporate profits driven by revenue gains not expense reductions, and geopolitical stability.

If the economy continues to limp along at its current pace, investors are likely to remain apathetic toward the markets therefore providing little direction for the remainder of 2003.

However, we remain cautiously optimistic that an improving economy and increasing corporate profits will become evident and we will therefore likely enjoy an improving environment for the equity markets to move higher.

No matter the investing landscape, we remain committed to delivering the best investment offering we can to our shareholders. We are delighted to work with our shareholders and thank you for entrusting your assets with the AHA Investment Funds.

Sincerely,

/s/Douglas Peabody

Douglas Peabody
President
AHA Investment Funds, Inc.

Past performance does not guarantee future results. The principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Please refer to the Annual Report for standardized Fund performance.

Opinions expressed are those of Douglas Peabody and the AHA Investment Funds and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

This material must be preceded or accompanied by a current prospectus. Please read it carefully before you invest or send money.

Quasar Distributors, LLC, Distributor 08/03

AHA LIMITED MATURITY FIXED INCOME FUND
GROWTH OF $10,000

                  AHA Limited Maturity                         Merrill Lynch
                   Fixed Income Fund -         90 Day             1-3 Year
    Date             Class I Shares           T-Bills          Treasury Index
    ----          --------------------        -------          --------------
  12/22/88*<F1>          $10,000              $10,000             $10,000
   6/30/89               $10,502              $10,471             $10,638
   6/30/90               $11,179              $11,333             $11,509
   6/30/91               $12,129              $12,117             $12,689
   6/30/92               $13,399              $12,673             $14,011
   6/30/93               $14,135              $13,072             $14,933
   6/30/94               $14,296              $13,526             $15,176
   6/30/95               $15,325              $14,278             $16,349
   6/30/96               $16,036              $15,053             $17,242
   6/30/97               $17,006              $15,856             $18,377
   6/30/98               $18,046              $16,695             $19,628
   6/30/99               $18,872              $17,478             $20,627
   6/30/00               $19,698              $18,458             $21,641
   6/30/01               $21,501              $19,484             $23,589
   6/30/02               $22,838              $19,928             $25,159
   6/30/03               $23,898              $20,196             $26,401

*<F1>  Inception date.

This chart assumes an initial gross investment of $10,000 made on December 22, 1988 (since inception) for the AHA Limited Maturity Fixed Income Fund, as well as the 90 Day T-Bill Index and the Merrill Lynch 1-3 Year Treasury Index. Past performance does not guarantee future results. Performance figures include reinvested dividends and capital gains. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

                        AVERAGE ANNUALIZED TOTAL RETURN

                             AHA LIMITED
                            MATURITY FIXED                     MERRILL LYNCH
                            INCOME FUND -                         1-3 YEAR
                            CLASS I SHARES   90 DAY T-BILLS    TREASURY INDEX
                            --------------   --------------    --------------
     Last Year                  4.65%             1.35%            4.65%
     Last 5 Years               5.78%             3.88%            6.05%
     Last 10 Years              5.39%             4.45%            5.83%

90 Day T-Bills
--------------

This index is derived from secondary market interest rates as published by the Federal Reserve Bank in release H.15 (519). Average U.S. Treasury Bill rates expressed as annual percentage yields are converted back to daily rates based on 360 days per year. The daily rates are then transformed to 30-day compounded annual yields. This figure is divided by 12 and the resulting monthly "dividend" is reinvested at a constant $1 price to measure monthly performance. This process is repeated every month.

Merrill Lynch 1-3 Year Treasury Index
-------------------------------------
A subset of the Merrill Lynch Treasury Master Index. The maturity range on these securities is from one to three years. This index is available on a monthly basis in price-only and total return versions. The value was set at 100 on 12/31/1975.

AHA FULL MATURITY FIXED INCOME FUND
GROWTH OF $10,000

                 AHA Full Maturity Fixed         Lehman Government/Corporate
     Date     Income Fund - Class I Shares     Intermediate Total Return Index
     ----     ----------------------------     -------------------------------
   10/20/88*<F2>         $10,000                           $10,000
    6/30/89              $10,861                           $10,842
    6/30/90              $11,359                           $11,692
    6/30/91              $12,252                           $12,922
    6/30/92              $13,927                           $14,623
    6/30/93              $15,594                           $16,157
    6/30/94              $15,389                           $16,115
    6/30/95              $17,077                           $17,787
    6/30/96              $17,689                           $18,677
    6/30/97              $19,121                           $20,028
    6/30/98              $21,075                           $21,735
    6/30/99              $21,522                           $22,643
    6/30/00              $22,499                           $23,595
    6/30/01              $24,884                           $26,203
    6/30/02              $26,744                           $28,345
    6/30/03              $29,432                           $31,410

*<F2>  Inception date.

This chart assumes an initial gross investment of $10,000 made on October 20, 1988 (since inception) for the AHA Full Maturity Fixed Income Fund and the Lehman Government/Corporate Intermediate Total Return Index. Past performance does not guarantee future results. Performance figures include reinvested dividends and capital gains. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

                        AVERAGE ANNUALIZED TOTAL RETURN

                                 AHA FULL
                              MATURITY FIXED          LEHMAN GOVERNMENT/
                               INCOME FUND -        CORPORATE INTERMEDIATE
                              CLASS I SHARES          TOTAL RETURN INDEX
                              --------------        ----------------------
     Last Year                    10.06%                    10.84%
     Last 5 Years                  6.91%                     7.65%
     Last 10 Years                 6.56%                     6.88%

Lehman Government/Corporate Intermediate Total Return Index
-----------------------------------------------------------

A total return index consisting of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years.

AHA BALANCED FUND
GROWTH OF $10,000

                AHA Balanced         Standard &         Lehman Government/
                   Fund _            Poor's 500       Corporate Intermediate
    Date       Class I Shares        Stock Index        Total Return Index
    ----       --------------        -----------      ----------------------
 10/20/88*<F3>     $10,000             $10,000               $10,000
  6/30/89          $11,001             $12,014               $10,842
  6/30/90          $11,587             $13,994               $11,692
  6/30/91          $12,357             $15,029               $12,922
  6/30/92          $14,075             $17,045               $14,623
  6/30/93          $15,907             $19,368               $16,157
  6/30/94          $15,954             $19,640               $16,115
  6/30/95          $18,343             $24,750               $17,787
  6/30/96          $21,876             $31,172               $18,677
  6/30/97          $26,957             $41,975               $20,028
  6/30/98          $31,490             $54,624               $21,735
  6/30/99          $35,617             $67,070               $22,643
  6/30/00          $37,030             $71,938               $23,595
  6/30/01          $39,319             $61,281               $26,203
  6/30/02          $36,606             $50,266               $28,345
  6/30/03          $37,117             $50,391               $31,410

*<F3>  Inception date.

This chart assumes an initial gross investment of $10,000 made on October 20, 1988 (since inception) for the AHA Balanced Fund, as well as the Standard & Poor's 500 Stock Index and the Lehman Government/Corporate Intermediate Total Return Index. Past performance does not guarantee future results. Performance figures include reinvested dividends and capital gains. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

                        AVERAGE ANNUALIZED TOTAL RETURN

                            AHA
                          BALANCED         STANDARD &      LEHMAN GOVERNMENT/
                           FUND -         POOR'S 500     CORPORATE INTERMEDIATE
                       CLASS I SHARES     STOCK INDEX      TOTAL RETURN INDEX
                       --------------     -----------    ---------------------
     Last Year             1.40%             0.26%              10.84%
     Last 5 Years          3.34%            (1.61%)              7.65%
     Last 10 Years         8.84%            10.04%               6.88%

Standard & Poor's 500 Stock Index
---------------------------------

A market capitalization-weighted, price-only index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-The-Counter market.

Lehman Government/Corporate Intermediate Total Return Index
-----------------------------------------------------------

A total return index consisting of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years.

AHA DIVERSIFIED EQUITY FUND
GROWTH OF $10,000

                        AHA Diversified Equity          Standard & Poor's
     Date               Fund - Class I Shares            500 Stock Index
     ----               ---------------------            ---------------
  10/20/88*<F4>                $10,000                       $10,000
    6/30/89                    $11,450                       $12,014
    6/30/90                    $12,339                       $13,994
    6/30/91                    $12,749                       $15,029
    6/30/92                    $14,674                       $17,045
    6/30/93                    $16,791                       $19,368
    6/30/94                    $17,496                       $19,640
    6/30/95                    $21,011                       $24,750
    6/30/96                    $26,556                       $31,172
    6/30/97                    $35,309                       $41,975
    6/30/98                    $43,796                       $54,624
    6/30/99                    $52,071                       $67,070
    6/30/00                    $54,818                       $71,938
    6/30/01                    $55,448                       $61,281
    6/30/02                    $48,428                       $50,266
    6/30/03                    $47,469                       $50,391

*<F4>  Inception date.

This chart assumes an initial gross investment of $10,000 made on October 20, 1988 (since inception) for the AHA Diversified Equity Fund and the Standard & Poor's 500 Stock Index. Past performance does not guarantee future results. Performance figures include reinvested dividends and capital gains. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

                        AVERAGE ANNUALIZED TOTAL RETURN

                                     AHA
                                 DIVERSIFIED           STANDARD &
                                EQUITY FUND -          POOR'S 500
                               CLASS I SHARES         STOCK INDEX
                               --------------         -----------
     Last Year                     (1.98%)               0.26%
     Last 5 Years                   1.63%               (1.61%)
     Last 10 Years                 10.95%                10.04%

Standard & Poor's 500 Stock Index
---------------------------------

A market capitalization-weighted, price-only index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-The-Counter market.

AHA INVESTMENT FUNDS, INC. - FEEDER FUNDS
STATEMENT OF ASSETS & LIABILITIES
June 30, 2003

                                                                AHA LIMITED        AHA FULL
                                                               MATURITY FIXED   MATURITY FIXED     AHA BALANCED    AHA DIVERSIFIED
                                                                INCOME FUND       INCOME FUND          FUND          EQUITY FUND
                                                               --------------   --------------     ------------    ---------------
ASSETS:
   Investments in the Master Portfolios, at value*<F5>          $96,747,645       $31,396,145      $18,622,508      $62,041,396
   Receivable from Advisor                                               --             6,231              438               --
   Receivable for Master Portfolio interest sold                         --                --               --          349,456
   Receivable for fund shares sold                                  300,000           314,992          505,308          505,308
   Receivable from Master Portfolio                                      --         7,387,176       10,404,952        4,510,176
   Prepaid expenses and other assets                                  9,306             9,235            9,274            9,332
                                                                -----------       -----------      -----------      -----------
        Total assets                                             97,056,951        39,113,779       29,542,480       67,415,668
                                                                -----------       -----------      -----------      -----------

LIABILITIES:
   Payable for Master Portfolio interest purchased                  434,743           445,139          505,308          505,308
   Payable for fund shares repurchased                                   --                --               --          349,456
   Payable for withdrawn capital                                         --         7,387,176       10,404,952        4,510,176
   Accrued expenses and other liabilities                            17,642            17,564           17,485           32,458
                                                                -----------       -----------      -----------      -----------
        Total liabilities                                           452,385         7,849,879       10,927,745        5,397,398
                                                                -----------       -----------      -----------      -----------
        Net assets                                              $96,604,566       $31,263,900      $18,614,735      $62,018,270
                                                                -----------       -----------      -----------      -----------
                                                                -----------       -----------      -----------      -----------

NET ASSETS CONSIST OF:
   Paid in capital                                              $95,456,988       $29,452,365      $19,362,467      $73,006,260
   Accumulated undistributed net investment income                    4,355                --            7,087            8,457
   Accumulated undistributed net realized gain (loss)
     on investments sold, option contracts expired
     or closed, and futures contracts closed                       (190,324)          199,876       (1,464,678)     (12,137,585)
   Net unrealized appreciation (depreciation) on:
        Investments                                               1,333,547         1,642,105          709,859        1,141,138
        Futures contracts                                                --           (30,446)              --               --
                                                                -----------       -----------      -----------      -----------
        Net assets                                              $96,604,566       $31,263,900      $18,614,735      $62,018,270
                                                                -----------       -----------      -----------      -----------
                                                                -----------       -----------      -----------      -----------

CLASS I SHARES:
   Net assets                                                    96,604,566        31,263,900       18,614,735       55,564,284
   Shares of beneficial interest outstanding**<F6>                8,893,025         2,875,785        2,318,580        4,360,319
   Net asset value, redemption price and
     offering price per share                                   $     10.86       $     10.87      $      8.03      $     12.74
                                                                -----------       -----------      -----------      -----------
                                                                -----------       -----------      -----------      -----------

CLASS A SHARES:
   Net assets                                                            --                --               --        6,453,986
   Shares of beneficial interest outstanding**<F6>                       --                --               --          506,315
   Net asset value and redemption price per share                        --                --               --            12.75
                                                                -----------       -----------      -----------      -----------
                                                                -----------       -----------      -----------      -----------
   Maximum offering price per share
     (100 / 95 of 12.75)                                                 --                --               --      $     13.42
                                                                -----------       -----------      -----------      -----------
                                                                -----------       -----------      -----------      -----------

 *<F5> Each Feeder Fund invests its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the schedules of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Funds' financial statements.
**<F6> The AHA Funds' presently authorized capital is 700,000,000 shares. Interests in the AHA Funds are represented by shares of common stock, $.01 par value, with interests in each of the Funds represented by a separate series of such stock.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC. - FEEDER FUNDS
STATEMENT OF OPERATIONS
For the Year Ended June 30, 2003

                                                                          AHA LIMITED           AHA FULL
                                                                         MATURITY FIXED      MATURITY FIXED
                                                                          INCOME FUND         INCOME FUND
                                                                         --------------      --------------
INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
   Interest                                                                $3,052,663          $2,046,526
   Income from securities lending - net                                        12,749               4,302
   Expenses allocated from Master Portfolios                                 (622,889)           (357,866)
                                                                           ----------          ----------
        Net Investment Income Allocated from Master Portfolios              2,442,523           1,692,962
                                                                           ----------          ----------

EXPENSES:
   Transfer agent fees and expenses                                            18,546              17,673
   Administration fee                                                          19,975              19,975
   Reports to shareholders                                                      1,445               1,549
   Registration fees                                                           17,076              17,153
   Legal fees                                                                  47,563              50,156
   Audit fees                                                                   4,766               4,966
   Directors' fees and expenses                                                 6,405               6,505
   Insurance expense                                                            5,110               5,110
                                                                           ----------          ----------
        Total expenses                                                        120,886             123,087
   Less, expense reimbursement                                                     --            (109,128)
   Advisor expense waiver recovery                                             17,226                  --
                                                                           ----------          ----------
        Net expenses                                                          138,112              13,959
                                                                           ----------          ----------
NET INVESTMENT INCOME                                                       2,304,411           1,679,003
                                                                           ----------          ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  ALLOCATED FROM MASTER PORTFOLIOS:
Realized gain (loss) on:
   Investments sold                                                         1,425,835           1,078,340
   Option contracts expired or closed                                              --                  (6)
   Futures contracts closed                                                        --                (264)
                                                                           ----------          ----------
   Net realized gain                                                        1,425,835           1,078,070
                                                                           ----------          ----------
Net change in unrealized appreciation / depreciation on:
   Investments                                                                270,307             893,458
   Futures contracts                                                               --             (36,304)
                                                                           ----------          ----------
   Net unrealized gain                                                        270,307             857,154
                                                                           ----------          ----------
NET GAIN ON INVESTMENTS                                                     1,696,142           1,935,224
                                                                           ----------          ----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                                $4,000,553          $3,614,227
                                                                           ----------          ----------
                                                                           ----------          ----------

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC. - FEEDER FUNDS
STATEMENT OF OPERATIONS
For the Year Ended June 30, 2003

                                                                          AHA BALANCED      AHA DIVERSIFIED
                                                                              FUND            EQUITY FUND
                                                                          ------------      ---------------
INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
   Dividends*<F7>                                                          $  261,942         $ 1,226,450
   Interest                                                                   486,941              27,041
   Income from securities lending - net                                         4,017              13,215
   Expenses allocated from Master Portfolios                                 (342,702)           (690,154)
                                                                           ----------         -----------
        Net Investment Income Allocated from Master Portfolios                410,198             576,552
                                                                           ----------         -----------

EXPENSES:
   Distribution expense - Class A Shares                                           --               8,144
   Transfer agent fees and expenses                                            17,267              32,465
   Administration fee                                                          19,875              19,975
   Reports to shareholders                                                      1,549               1,837
   Registration fees                                                           17,374              17,489
   Legal fees                                                                  49,656              50,656
   Audit fees                                                                   4,966               6,696
   Directors' fees and expenses                                                 6,711               6,511
   Insurance expense                                                            5,010               5,110
                                                                           ----------         -----------
        Total expenses                                                        122,408             148,883
   Less, expense reimbursement                                                (79,724)                 --
                                                                           ----------         -----------
        Net expenses                                                           42,684             148,883
                                                                           ----------         -----------
NET INVESTMENT INCOME                                                         367,514             427,669
                                                                           ----------         -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  ALLOCATED FROM MASTER PORTFOLIOS:
Realized gain (loss) on:
   Investments sold                                                          (958,359)         (9,203,287)
   Futures contracts closed                                                     7,949                  --
                                                                           ----------         -----------
   Net realized loss                                                         (950,410)         (9,203,287)
                                                                           ----------         -----------
Net change in unrealized appreciation / depreciation on:
   Investments                                                              1,273,488           5,143,077
   Futures contracts                                                           (6,045)                 --
                                                                           ----------         -----------
   Net unrealized gain                                                      1,267,443           5,143,077
                                                                           ----------         -----------
NET GAIN (LOSS) ON INVESTMENTS                                                317,033          (4,060,210)
                                                                           ----------         -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                                $  684,547         $(3,632,541)
                                                                           ----------         -----------
                                                                           ----------         -----------

*<F7>  Net of Foreign Taxes Withheld of:                                   $    7,269         $    24,023
                                                                           ----------         -----------
                                                                           ----------         -----------

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC. - FEEDER FUNDS
STATEMENT OF CHANGES IN NET ASSETS

                                                               AHA LIMITED MATURITY              AHA FULL MATURITY
                                                                FIXED INCOME FUND                FIXED INCOME FUND
                                                          -----------------------------    -----------------------------
                                                             FOR THE         FOR THE          FOR THE         FOR THE
                                                            YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                          JUNE 30, 2003   JUNE 30, 2002    JUNE 30, 2003   JUNE 30, 2002
                                                          -------------   -------------    -------------   -------------
OPERATIONS:
   Net investment income                                   $ 2,304,411     $ 2,680,326     $ 1,679,003     $ 1,910,924
   Net realized gain (loss) on:
       Investments sold                                      1,425,835         921,087       1,078,340         559,964
       Option contracts expired or closed                           --              --              (6)         27,454
       Futures contracts closed                                     --              --            (264)        (87,833)
   Net change in unrealized
     appreciation / depreciation on:
       Investments                                             270,307          92,174         893,458         430,731
       Written options                                              --              --              --          (5,750)
       Futures contracts                                            --              --         (36,304)            591
                                                           -----------     -----------     -----------     -----------
       Net increase in net assets
         resulting from operations                           4,000,553       3,693,587       3,614,227       2,836,081
                                                           -----------     -----------     -----------     -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income                                    (2,301,510)     (2,680,326)     (1,678,599)     (1,910,924)
   Net realized gain on securities transactions                     --              --              --              --
                                                           -----------     -----------     -----------     -----------
       Total dividends and distributions                    (2,301,510)     (2,680,326)     (1,678,599)     (1,910,924)
                                                           -----------     -----------     -----------     -----------

FUND SHARE TRANSACTIONS:
   Net proceeds from shares sold                            28,617,065      57,336,921       5,034,111       2,429,432
   Reinvestment of distributions                             2,301,510       2,663,550       1,678,599       1,909,612
   Cost of shares redeemed                                 (21,657,102)    (26,445,199)    (15,651,091)     (5,537,142)
                                                           -----------     -----------     -----------     -----------
       Net increase (decrease) in net assets
         from capital share contributions                    9,261,473      33,555,272      (8,938,381)     (1,198,098)
                                                           -----------     -----------     -----------     -----------
Total increase (decrease) in net assets                     10,960,516      34,568,533      (7,002,753)       (272,941)

NET ASSETS:
   Beginning of period                                      85,644,050      51,075,517      38,266,653      38,539,594
                                                           -----------     -----------     -----------     -----------
   End of period*<F8>                                      $96,604,566     $85,644,050     $31,263,900     $38,266,653
                                                           -----------     -----------     -----------     -----------
                                                           -----------     -----------     -----------     -----------
*<F8>  Including undistributed net
        investment income of:                              $     4,355     $     1,454     $        --     $     1,867
                                                           -----------     -----------     -----------     -----------
                                                           -----------     -----------     -----------     -----------

CHANGES IN CLASS I SHARES OUTSTANDING:
   Shares sold                                               2,642,282       5,397,979         467,605         236,427
   Shares issued in connection with
     payment of dividends and distributions                    213,169         251,607         157,848         185,103
   Shares redeemed                                          (2,003,057)     (2,505,998)     (1,451,241)       (536,558)
                                                           -----------     -----------     -----------     -----------
       Net increase (decrease) in
         shares outstanding                                    852,394       3,143,588        (825,788)       (115,028)
                                                           -----------     -----------     -----------     -----------
                                                           -----------     -----------     -----------     -----------

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC. - FEEDER FUNDS
STATEMENT OF CHANGES IN NET ASSETS

                                                                AHA BALANCED FUND           AHA DIVERSIFIED EQUITY FUND
                                                          -----------------------------    -----------------------------
                                                             FOR THE         FOR THE          FOR THE         FOR THE
                                                            YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                          JUNE 30, 2003   JUNE 30, 2002    JUNE 30, 2003   JUNE 30, 2002
                                                          -------------   -------------    -------------   -------------
OPERATIONS:
   Net investment income                                   $   367,514     $   335,570     $   427,669     $   591,347
   Net realized gain (loss) on:
        Investments sold                                      (958,359)       (477,854)     (9,203,287)     (2,934,828)
        Option contracts expired or closed                          --           5,332              --              --
        Futures contracts closed                                 7,949         (28,143)             --              --
   Net change in unrealized
     appreciation / depreciation on:
        Investments                                          1,273,488      (1,467,561)      5,143,077      (9,374,094)
        Written options                                             --          (4,585)             --              --
        Futures contracts                                       (6,045)         (1,788)             --              --
                                                           -----------     -----------     -----------     -----------
        Net increase (decrease) in net assets
          resulting from operations                            684,547      (1,639,029)     (3,632,541)    (11,717,575)
                                                           -----------     -----------     -----------     -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions to Class A Shareholders
        Net investment income                                       --              --         (12,027)             --
        Net realized gain on securities transactions                --              --              --              --
   Distributions to Class I Shareholders
        Net investment income                                 (369,990)       (341,166)       (426,922)       (700,693)
        Net realized gain on securities transactions                --      (1,082,958)             --      (4,876,329)
                                                           -----------     -----------     -----------     -----------
        Total dividends and distributions                     (369,990)     (1,424,124)       (438,949)     (5,577,022)
                                                           -----------     -----------     -----------     -----------

FUND SHARE TRANSACTIONS:
   Net proceeds from shares sold                             6,005,308       2,000,000       1,844,746      10,916,813
   Net proceeds from acquisition
     of Kenilworth Fund                                             --              --       6,805,607              --
   Reinvestment of distributions                               276,991       1,192,522         381,845       5,319,119
   Cost of shares redeemed                                 (11,357,352)       (344,928)    (28,615,815)     (5,320,687)
                                                           -----------     -----------     -----------     -----------
        Net increase (decrease) in net assets
          from capital share contributions                  (5,075,053)      2,847,594     (19,583,617)     10,915,245
                                                           -----------     -----------     -----------     -----------
Total decrease in net assets                                (4,760,496)       (215,559)    (23,655,107)     (6,379,352)

NET ASSETS:
Beginning of period                                         23,375,231      23,590,790      85,673,377      92,052,729
                                                           -----------     -----------     -----------     -----------
End of period*<F9>                                         $18,614,735     $23,375,231     $62,018,270     $85,673,377
                                                           -----------     -----------     -----------     -----------
                                                           -----------     -----------     -----------     -----------
*<F9>  Including undistributed net
        investment income of:                              $     7,087     $     9,613     $     8,457     $    20,267
                                                           -----------     -----------     -----------     -----------
                                                           -----------     -----------     -----------     -----------
CHANGES IN CLASS I SHARES OUTSTANDING:
   Shares sold                                                 793,114         234,192         153,286         754,427
   Shares issued in connection with
     payment of dividends and distributions                     36,893         142,559          31,826         373,936
   Shares redeemed                                          (1,421,600)        (40,060)     (2,375,815)       (365,123)
                                                           -----------     -----------     -----------     -----------
        Net increase (decrease) in
          shares outstanding                                  (591,593)        336,691      (2,190,703)        763,240
                                                           -----------     -----------     -----------     -----------
                                                           -----------     -----------     -----------     -----------

CHANGES IN CLASS A SHARES OUTSTANDING:
   Shares sold                                                      --              --              22              --
   Shares issued in connection with
     payment of dividends and distributions                         --              --             772              --
   Shares issued in connection with acquisition
     of Kenilworth Fund                                             --              --         592,760              --
   Shares redeemed                                                  --              --         (87,239)             --
                                                           -----------     -----------     -----------     -----------
        Net increase in shares outstanding                          --              --         506,315              --
                                                           -----------     -----------     -----------     -----------
                                                           -----------     -----------     -----------     -----------

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC. - FEEDER FUNDS
FINANCIAL HIGHLIGHTS

                                                               AHA LIMITED MATURITY FIXED INCOME FUND - CLASS I SHARES

                                                                            FOR THE PERIOD ENDED JUNE 30,
                                                          -----------------------------------------------------------------
                                                          2003           2002            2001           2000           1999
                                                          ----           ----            ----           ----           ----
PER SHARE DATA(1)<F10>(8)<F17>:
   Net Asset Value
     Beginning of Period                                 $10.65         $10.43          $10.11         $10.20         $10.22
                                                         ------         ------          ------         ------         ------

   Income from Investment Operations:
       Net investment income                               0.28           0.44            0.63           0.58           0.53
       Net realized and unrealized
         gain (loss) on investments                        0.21           0.22            0.32          (0.09)         (0.02)
                                                         ------         ------          ------         ------         ------
           Total gain from
             investment operations                         0.49           0.66            0.95           0.49           0.51
                                                         ------         ------          ------         ------         ------

   Less Distributions:
       From net investment income                         (0.28)         (0.44)          (0.63)         (0.58)         (0.53)
       From realized gains                                   --             --              --             --             --
                                                         ------         ------          ------         ------         ------
           Total distributions                            (0.28)         (0.44)          (0.63)         (0.58)         (0.53)
                                                         ------         ------          ------         ------         ------
   Net Asset Value, end of period                        $10.86         $10.65          $10.43         $10.11         $10.20
                                                         ------         ------          ------         ------         ------
                                                         ------         ------          ------         ------         ------

   Total Return on Net Asset Value(2)<F11>                 4.65%          6.16%           9.17%          4.37%          4.59%

SUPPLEMENTAL DATA AND RATIOS(8)<F17>:
   Net assets, end of period (000's)                    $96,605        $85,644         $51,076        $85,813       $104,675
   Ratio of net operating expenses
     to average net assets(3)<F12>(4)<F13>                 0.85%(5)<F14>  0.76%(6)<F15>   0.24%          0.14%          0.12%
   Program service fee(4)<F13>                              N/A           0.13%           0.50%          0.50%          0.50%
   Ratio of investment income
     to average net assets(3)<F12>                         2.58%(5)<F14>  4.00%(6)<F15>   6.50%          5.86%          5.30%
   Portfolio turnover rate                                  N/A          60.24%(7)<F16> 189.31%        161.89%        176.78%

(1)<F10> Information presented relates to a share of capital stock outstanding for the entire period.
(2)<F11> Total Return on Net Asset Value is net of the service fee for the period July 1, 2001 through October 31, 2001, and for the fiscal years ended 2001, 2000 and 1999. Beginning November 1, 2001 the management fee is included in the calculation of the Fund's net asset value.
(3)<F12> Ratios include all management fees and expenses except for the program service fee.
(4)<F13> Program service fee discontinued as of October 31, 2001. Effective November 1, 2001, the Advisor expense ratio is included as a general operating expense of the Fund.
(5)<F14> Ratio includes Advisor expense waiver recovery. The Advisor expense waiver recovery ratio for the year ended June 30, 2003 was 0.02%.
(6)<F15> Operating expense is net of reimbursements and waivers. The ratio excluding reimbursements and waivers for the period ended June 30, 2002 would have been 0.78%. The ratio of net investment income to average net assets, excluding reimbursements and waivers for the period ended June 30, 2002 would have been 3.98%.
(7)<F16> Rate listed represents the portfolio turnover rate from July 1, 2001 through October 31, 2001 (date on which Feeder Fund entered into a master-feeder fund structure).
(8)<F17> The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its Master Portfolio.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC. - FEEDER FUNDS
FINANCIAL HIGHLIGHTS

                                                                  AHA FULL MATURITY FIXED INCOME FUND - CLASS I SHARES

                                                                              FOR THE PERIOD ENDED JUNE 30,
                                                          ---------------------------------------------------------------------
                                                          2003            2002            2001            2000             1999
                                                          ----            ----            ----            ----             ----
PER SHARE DATA(1)<F18>(7)<F24>:
   Net Asset Value
     Beginning of Period                                 $10.34          $10.10          $ 9.68          $ 9.85           $10.18
                                                         ------          ------          ------          ------           ------

   Income from Investment Operations:
       Net investment income                               0.49            0.52            0.63            0.64             0.60
       Net realized and unrealized
         gain (loss) on investments                        0.53            0.24            0.42           (0.17)           (0.33)
                                                         ------          ------          ------          ------           ------
           Total gain from
             investment operations                         1.02            0.76            1.05            0.47             0.27
                                                         ------          ------          ------          ------           ------

   Less Distributions:
       From net investment income                         (0.49)          (0.52)          (0.63)          (0.64)           (0.60)
       From realized gains                                   --              --              --              --               --
                                                         ------          ------          ------          ------           ------
           Total distributions                            (0.49)          (0.52)          (0.63)          (0.64)           (0.60)
                                                         ------          ------          ------          ------           ------
   Net Asset Value, end of period                        $10.87          $10.34          $10.10          $ 9.68           $ 9.85
                                                         ------          ------          ------          ------           ------
                                                         ------          ------          ------          ------           ------

   Total Return on Net Asset Value(2)<F19>                10.06%           7.40%          10.61%           4.41%            2.11%

SUPPLEMENTAL DATA AND RATIOS(7)<F24>:
   Net assets, end of period (000's)                    $31,264         $38,267         $38,540         $78,188          $73,420
   Ratio of net operating expenses
     to average net assets(3)<F20>(4)<F21>                 1.00%(5)<F22>   0.76%(5)<F22>   0.31%           0.17%            0.16%
   Program service fee(4)<F21>                              N/A            0.17%           0.50%           0.50%            0.50%
   Ratio of investment income
     to average net assets(3)<F20>                         4.51%(5)<F22>   5.09%(5)<F22>   6.74%           6.55%            5.90%
   Portfolio turnover rate                                  N/A           99.46%(6)<F23> 236.10%         211.40%          273.61%

(1)<F18> Information presented relates to a share of capital stock outstanding for the entire period.
(2)<F19> Total Return on Net Asset Value is net of the service fee for the period July 1, 2001 through October 31, 2001, and for the fiscal years ended 2001, 2000 and 1999. Beginning November 1, 2001 the management fee is included in the calculation of the Fund's net asset value.
(3)<F20> Ratios include all management fees and expenses except for the program service fee.
(4)<F21> Program service fee discontinued as of October 31, 2001. Effective November 1, 2001, the Advisor expense ratio is included as a general operating expense of the Fund.
(5)<F22> Operating expense is net of reimbursements and waivers. The ratio excluding reimbursements and waivers for the years ended June 30, 2003 and June 30, 2002 would have been 1.29% and 1.08%, respectively. The ratio of net investment income to average net assets, excluding reimbursements and waivers for the years ended June 30, 2003 and June 30, 2002 would have been 4.22% and 4.76%, respectively.
(6)<F23> Rate listed represents the portfolio turnover rate from July 1, 2001 through October 31, 2001 (date on which Feeder Fund entered into a master-feeder fund structure).
(7)<F24> The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its Master Portfolio.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC. - FEEDER FUNDS
FINANCIAL HIGHLIGHTS

                                                                           AHA BALANCED FUND - CLASS I SHARES

                                                                              FOR THE PERIOD ENDED JUNE 30,
                                                          ---------------------------------------------------------------------
                                                          2003            2002            2001            2000             1999
                                                          ----            ----            ----            ----             ----
PER SHARE DATA(1)<F25>(7)<F31>:
   Net Asset Value
     Beginning of Period                                 $ 8.03          $ 9.17          $12.44          $14.69           $14.61
                                                         ------          ------          ------          ------           ------

   Income from Investment Operations:
       Net investment income                               0.11            0.12            0.45            0.37             0.36
       Net realized and unrealized
         gain (loss) on investments                          --           (0.72)           0.16            0.26             1.45
                                                         ------          ------          ------          ------           ------
           Total gain (loss) from
             investment operations                         0.11           (0.60)           0.61            0.63             1.81
                                                         ------          ------          ------          ------           ------

   Less Distributions:
       From net investment income                         (0.11)          (0.12)          (0.36)          (0.37)           (0.36)
       From realized gains                                   --           (0.42)          (3.52)          (2.51)           (1.37)
                                                         ------          ------          ------          ------           ------
           Total distributions                            (0.11)          (0.54)          (3.88)          (2.88)           (1.73)
                                                         ------          ------          ------          ------           ------
   Net Asset Value, end of period                        $ 8.03          $ 8.03          $ 9.17          $12.44           $14.69
                                                         ------          ------          ------          ------           ------
                                                         ------          ------          ------          ------           ------

   Total Return on Net Asset Value(2)<F26>                 1.40%          (6.94)%          6.21%           3.99%           13.10%

SUPPLEMENTAL DATA AND RATIOS(7)<F31>:
   Net assets, end of period (000's)                    $18,615         $23,375         $23,591         $48,936          $63,301
   Ratio of net operating expenses
     to average net assets(3)<F27>(4)<F28>                 1.50%(5)<F29>   1.13%(5)<F29>   0.46%           0.24%            0.18%
   Program service fee(4)<F28>                              N/A            0.24%           0.75%           0.75%            0.75%
   Ratio of investment income
     to average net assets(3)<F27>                         1.43%(5)<F29>   1.42%(5)<F29>   2.66%           2.59%            2.55%
   Portfolio turnover rate                                  N/A           80.33%(6)<F30> 220.34%         169.10%          206.43%

(1)<F25> Information presented relates to a share of capital stock outstanding for the entire period.
(2)<F26> Total Return on Net Asset Value is net of the service fee for the period July 1, 2001 through October 31, 2001, and for the fiscal years ended 2001, 2000 and 1999. Beginning November 1, 2001 the management fee is included in the calculation of the Fund's net asset value.
(3)<F27> Ratios include all management fees and expenses except for the program service fee.
(4)<F28> Program service fee discontinued as of October 31, 2001. Effective November 1, 2001, the Advisor expense ratio is included as a general operating expense of the Fund.
(5)<F29> Operating expense is net of reimbursements and waivers. The ratio excluding reimbursements and waivers for the years ended June 30, 2003 and June 30, 2002 would have been 1.81% and 1.64%, respectively. The ratio of net investment income to average net assets, excluding reimbursements and waivers for the years ended June 30, 2003 and June 30, 2002 would have been 1.12% and 0.92%, respectively.
(6)<F30> Rate listed represents the portfolio turnover rate from July 1, 2001 through October 31, 2001 (date on which Feeder Fund entered into a master-feeder fund structure).
(7)<F31> The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its Master Portfolio.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC. - FEEDER FUNDS
FINANCIAL HIGHLIGHTS

                                                                      AHA DIVERSIFIED EQUITY FUND - CLASS I SHARES

                                                                              FOR THE PERIOD ENDED JUNE 30,
                                                          ---------------------------------------------------------------------
                                                          2003            2002            2001            2000             1999
                                                          ----            ----            ----            ----             ----
PER SHARE DATA(1)<F32>(6)<F37>:
   Net Asset Value
     Beginning of Period                                 $13.08          $15.90          $21.04          $22.15           $20.37
                                                         ------          ------          ------          ------           ------

   Income from Investment Operations:
       Net investment income                               0.08            0.10            0.26            0.24             0.29
       Net realized and unrealized
         gain (loss) on investments                       (0.34)          (2.01)          (0.21)           1.05             3.42
                                                         ------          ------          ------          ------           ------
           Total gain (loss) from
             investment operations                        (0.26)          (1.91)           0.05            1.29             3.71
                                                         ------          ------          ------          ------           ------

   Less Distributions:
       From net investment income                         (0.08)          (0.11)          (0.26)          (0.24)           (0.29)
       From realized gains                                   --           (0.80)          (4.93)          (2.16)           (1.64)
                                                         ------          ------          ------          ------           ------
           Total distributions                            (0.08)          (0.91)          (5.19)          (2.40)           (1.93)
                                                         ------          ------          ------          ------           ------
   Net Asset Value, end of period                        $12.74          $13.08          $15.90          $21.04           $22.15
                                                         ------          ------          ------          ------           ------
                                                         ------          ------          ------          ------           ------

   Total Return on Net Asset Value(2)<F33>                (1.98)%        (12.75)%          1.17%           5.28%           18.90%

SUPPLEMENTAL DATA AND RATIOS(6)<F37>:
   Net assets, end of period (000's)                    $55,564         $85,673         $92,053        $131,786         $126,892
   Ratio of net operating expenses
     to average net assets(3)<F34>(4)<F35>                 1.18%           0.84%           0.16%           0.11%            0.10%
   Program service fee(4)<F35>                              N/A            0.25%           0.75%           0.75%            0.75%
   Ratio of investment income
     to average net assets(3)<F34>                         0.61%           0.66%           1.33%           1.11%            1.43%
   Portfolio turnover rate                                  N/A           29.13%(5)<F36>  99.48%          66.84%           74.35%

(1)<F32> Information presented relates to a share of capital stock outstanding for the entire period.
(2)<F33> Total Return on Net Asset Value is net of the service fee for the period July 1, 2001 through October 31, 2001, and for the fiscal years ended 2001, 2000 and 1999. Beginning November 1, 2001 the management fee is included in the calculation of the Fund's net asset value.
(3)<F34> Ratios include all management fees and expenses except for the program service fee.
(4)<F35> Program service fee discontinued as of October 31, 2001. Effective November 1, 2001, the Advisor expense ratio is included as a general operating expense of the Fund.
(5)<F36> Rate listed represents the portfolio turnover rate from July 1, 2001 through October 31, 2001 (date on which Feeder Fund entered into a master-feeder fund structure).
(6)<F37> The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its Master Portfolio.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC. - FEEDER FUNDS
FINANCIAL HIGHLIGHTS

                                                  AHA DIVERSIFIED EQUITY FUND -
                                                          CLASS A SHARES

                                                          FOR THE PERIOD
                                                     DECEMBER 30, 2002*<F38>
                                                             THROUGH
                                                          JUNE 30, 2003
                                                     -----------------------
PER SHARE DATA(1)<F39>(4)<F42>:
   Net Asset Value
     Beginning of Period                                      $11.48
                                                              ------

   Income from Investment Operations:
       Net investment income                                    0.03
       Net realized and unrealized
         gain on investments                                    1.26
                                                              ------
           Total gain from
             investment operations                              1.29
                                                              ------

   Less Distributions:
       From net investment income                              (0.02)
       From realized gains                                        --
                                                              ------
           Total distributions                                 (0.02)
                                                              ------
   Net Asset Value, end of period                             $12.75
                                                              ------
                                                              ------

   Total Return on Net Asset Value                             11.26%(2)<F40>

SUPPLEMENTAL DATA AND RATIOS(4)<F42>:
   Net assets, end of period (000's)                          $6,454
   Ratio of net operating expenses
     to average net assets                                      1.45%(3)<F41>
   Ratio of investment income
     to average net assets                                      0.48%(3)<F41>
   Portfolio turnover rate                                       N/A

  *<F38>   Commencement of operations.
(1)<F39> Information presented relates to a share of capital stock outstanding for the entire period.
(2)<F40>   Not annualized.
(3)<F41>   Annualized.
(4)<F42> The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its Master Portfolio.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC. - FEEDER FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2003

1.  ORGANIZATION

The AHA Investment Funds, Inc. (the "AHA Funds") is registered as an open-end management investment company under the Investment Company Act of 1940. The AHA Funds was incorporated on March 14, 1988 under the laws of Maryland. The AHA Funds currently offer the following series of shares: The AHA Limited Maturity Fixed Income Fund ("Limited Maturity Fund"), The AHA Full Maturity Fixed Income Fund ("Full Maturity Fund"), The AHA Balanced Fund ("Balanced Fund"), The AHA Diversified Equity Fund ("Diversified Fund"), The AHA U.S. Growth Equity Fund ("U.S. Growth Fund"), and The AHA International Core Equity Fund ("International Fund") (each a "Feeder Fund" and collectively, the "Feeder Funds"). The AHA Funds also offer another series of shares which are not part of a master-feeder relationship, The AHA U.S. Government Money Market Fund ("Money Market Fund"). As of June 30, 2003, the U.S. Growth Fund, the International Fund, and the Money Market Fund had not commenced operations. The shares of common stock of the Feeder Funds are further divided into three classes: Class A Shares, Class I Shares, and Institutional Servicing Class Shares. As of June 30, 2003, only the Class I shares of the currently operating Feeder Funds and the Class A shares of the Diversified Fund had begun operations. Each series, unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks its investment objective by investing all of its investable assets in a corresponding portfolio series (each a "Master Portfolio" and collectively the "Master Portfolios") of CCM Advisors Funds (the "Trust").

On November 1, 2001, each Fund in the series, excluding the Money Market Fund, entered into a master-feeder structure. By entering into this structure, each Feeder Fund invested all of its assets in a corresponding Master Portfolio which had the same investment objective as the Feeder Fund. Each Master Portfolio had multiple feeder funds. However, effective June 27, 2003, the Feeder Funds became the sole feeder funds for each of their corresponding master portfolios. Each feeder fund receives a proportionate amount of interest in the Master Portfolio equal to its relative contribution of capital. Thus, each feeder fund is allocated its portion of income, gains (losses) and expenses from the Master Portfolio. Each Feeder Fund's respective interest in the corresponding Master Portfolio as of June 30, 2003 is as follows:

                                         Interest in Master Portfolio
                                         ----------------------------
     Limited Maturity Fund                         100.000%
     Full Maturity Fund                            100.000%
     Balanced Fund                                 100.000%
     Diversified Fund                              100.000%

Prior to the conversion to a master-feeder structure, on November 1, 2001, each then existing Feeder Fund conducted its own investment operations. The Statement of Changes in Net Assets reflect the activities of the Feeder Funds prior to the conversion as well as the activities following the conversion.

Refer to the Master Portfolio's financial statements to obtain information about the investment objective of the corresponding Feeder Fund. The financial statements of the Master Portfolios, including the schedule of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds' financial statements.

2.  SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATIONS
Master Portfolio securities (other than Government) that are listed on a U.S. securities exchange (whether domestic or foreign) or the Nasdaq Stock Market for which market quotations are readily available are valued at the last quoted sale price as of 4:00 p.m. Eastern time on the day the valuation is made. Purchased options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent bid price. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities convertible into equity securities are valued at the greater of latest bid valuation or net conversion value. Short-term securities, or securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Investments in other funds are valued at the underlying fund's net asset value on the date of valuation. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios.

ACCOUNTING FOR FUTURES
The Master Portfolios may enter into long or short positions in futures contracts in order to hedge against the effect of changing values on portfolio securities held. When a Master Portfolio enters into a futures contract, it is required to deposit, into a segregated account at its custodian bank, U.S. Government securities as a guarantee that it will meet the futures commitment. Each day the Master Portfolio receives or pays cash, called "variation margin," equal to the daily change in the market value of the futures contracts. Such receipts and payments are recorded as unrealized gains or losses until the futures contracts expire or are closed out. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Master Portfolio seeks to close out a contract, and changes in the value of the futures contract may not correlate with changes in the value of the portfolio securities being hedged.

ACCOUNTING FOR OPTIONS
The Master Portfolios may purchase and write (sell) put and call options on U.S. securities, stock indices, and futures contracts that are traded on U.S. securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Master Portfolio pays a premium whether or not the option is exercised. Additionally, the Master Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Master Portfolio writes an option, the premium received by the Master Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options, which expire unexercised, are recorded by the Master Portfolio on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Master Portfolio has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Master Portfolio. In writing an option, the Master Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Master Portfolio could result in the Master Portfolio selling or buying a security or currency at a price different from the current market value.

REPURCHASE AGREEMENTS
The Master Portfolios may enter into repurchase agreements with respect to any of the types of securities in which they are authorized to invest without regard to the maturity of the underlying security. Repurchase agreements will be affected only with banks, savings institutions and broker-dealers. They involve the purchase by a Master Portfolio of a debt security with the condition that, after a stated period of time, the original seller will buy back the same security at a predetermined price or yield. Repurchase agreements are used to enhance liquidity and to earn income for periods as short as overnight. To minimize risk, the securities underlying each repurchase agreement will be maintained with the Master Portfolio's custodian, or a sub-custodian, in an amount at least equal in value to the repurchase price under the agreement (including accrued interest thereunder), and such agreements will only be affected with parties that meet certain creditworthiness standards. However, in the event the other party to the repurchase agreement fails to repurchase the securities subject to such agreement, a Master Portfolio could suffer a loss to the extent it is precluded from selling the securities or, if due to delays, proceeds from the same securities are less than the repurchase price.

WHEN-ISSUED SECURITIES
The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

EXPENSE ALLOCATION
Common expenses incurred by Feeder Funds are allocated among the Feeder Funds
(i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Feeder Funds, depending on the nature of the expenditure.

Each Feeder Fund records its proportionate share of the Master Portfolio's expenses on a daily basis. In addition, each Feeder Fund accrues its own separate expenses. Any cap on expenses includes Feeder Fund specific expenses as well as the expenses allocated from the Master Portfolio.

FEDERAL INCOME TAXES
Each Master Portfolio intends to qualify as a partnership for federal income tax purposes. Therefore, the Master Portfolios believe they will not be subject to any federal income tax on their income and net realized capital gains (if any). However, each investor in the Master Portfolios will report its allocable share of the Master Portfolio's income and capital gains for purposes of determining its federal income tax liability.

It is the Feeder Funds' policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Feeder Funds intend to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. At June 30, 2003 the Feeder Funds had accumulated net realized capital loss carryovers expiring in the following years:

                                                                                                Total Capital
                                                                                               Loss Carryover
     Feeder Fund                   6/30/2008      6/30/2009      6/30/2010      6/30/2011     at June 30, 2003
     -----------                   ---------      ---------      ---------      ---------     ----------------
     Limited Maturity Fund        $(141,466)      $(48,858)              --             --        $(190,324)
     Full Maturity Fund                  --             --               --             --               --
     Balanced Fund                       --             --        $(196,873)     $(739,904)       $(936,777)
     Diversified Fund                    --             --      $(1,204,471)   $(6,110,948)     $(7,315,419)

At June 30, 2003, the following Feeder Funds deferred, on a tax basis, post-October losses of:

     Feeder Fund              Post-October Losses
     -----------              -------------------
     Balanced Fund                 $  397,371
     Diversified Fund              $3,981,267

The tax character of distributions paid during the year ended June 30, 2003 was as follows:

     Feeder Fund                Ordinary Income      Long-Term Capital Gains       Total Distributions
     -----------                ---------------      -----------------------       -------------------
     Limited Maturity Fund         $2,301,510                     --                   $2,301,510
     Full Maturity Fund            $1,675,884                 $2,715                   $1,678,599
     Balanced Fund                   $369,990                     --                     $369,990
     Diversified Fund                $438,949                     --                     $438,949

The components of distributable earnings on a tax basis at June 30, 2003, were as follows:

                                 Undistributed       Undistributed
     Feeder Fund                Ordinary Income      Long-Term Gain
     -----------                ---------------      --------------
     Limited Maturity Fund           $4,355                   --
     Full Maturity Fund                  --             $169,491
     Balanced Fund                   $7,087                   --
     Diversified Fund                $8,457                   --

Due to inherent differences in the recognition of income, expenses and realized gains/losses under accounting principles generally accepted in the United States, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of temporary book and tax basis differences.

FUND DISTRIBUTIONS
The Full Maturity Fund and the Limited Maturity Fund declare income dividends from net investment income daily and pay these dividends monthly, on the last business day of every month.

In the Diversified Fund and Balanced Fund, dividends from net investment income are declared and paid quarterly.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

OTHER INFORMATION
Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Securities transactions are recorded on the trade date.

3.  INVESTMENT ADVISOR

Effective November 1, 2001, the Trust has an Investment Advisory Agreement (the "Agreement") with CCM Advisors, LLC (the "Advisor"), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. Under the terms of the Agreement, the Master Portfolios compensate the Advisor for its management services at the annual rate of 0.50% of each Master Portfolio's average daily net assets for the Limited Maturity Fund and the Full Maturity Fund, and an annual rate of 0.75% of each Master Portfolio's average daily net assets for the Balanced Fund and the Diversified Fund. Through June 30, 2003, the Advisor had contractually agreed to pay all operating expenses in excess of the annual rates presented below as applied to each Feeder Fund's daily net assets.

                Expense Cap (as a % of average daily net assets)

   Fund                      Class A   Class I   Institutional Servicing Class
   ----                      -------   -------   -----------------------------
   Limited Maturity Fund      1.50%     1.00%                1.50%
   Full Maturity Fund         1.50%     1.00%                1.50%
   Balanced Fund              2.00%     1.50%                2.00%
   Diversified Fund           1.75%     1.25%                1.75%

The expense cap includes Feeder Fund specific expenses as well as the Master Portfolio's expenses allocated to the Feeder Fund. These expense limitations ceased on June 30, 2003. Under the terms of the Agreement, any Feeder Fund expenses waived or reimbursed by the Advisor may be recovered by the Advisor to the extent actual operating expenses for a subsequent period are less than the expense limitation caps at the time of the waiver or reimbursement. The Advisor intends to seek potential recovery of such amounts for a period of three years from the fiscal year in which such amounts were waived or reimbursed. During the year, the Advisor recovered $17,226 from the Limited Maturity Fund. As of June 30, 2003, the Full Maturity Fund and the Balanced Fund had the following balances, subject to potential recovery:

   Feeder Fund            Potential Amount of Recovery        Expiration
   -----------            ----------------------------        ----------
Full Maturity Fund                 $122,999                  June 30, 2005
                                   $109,128                  June 30, 2006
Balanced Fund                      $118,925                  June 30, 2005
                                    $79,724                  June 30, 2006

Prior to November 1, 2001, the Advisor was compensated for its services directly by the shareholders and not by the Funds pursuant to the Program Services Agreement it had with each shareholder, under which the Advisor provided asset allocation consulting and certain other services. The fees of the investment managers were paid by the Advisor. The Program Service Fee was equal to 0.50% for the Full Maturity Fund and Limited Maturity Fund, and 0.75% for the Balanced Fund and Diversified Fund. This service fee was reflected in the total return as disclosed in the financial highlights tables.

4.  SECURITIES LENDING

Each Master Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements to no more than 50% of its net assets. Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios receive interest on the collateral received.

5.  ACQUISITION INFORMATION

On December 30, 2002, the Diversified Fund acquired, through a non-taxable exchange, substantially all of the net assets of the Kenilworth Fund. The Diversified Fund issued 592,760 shares, (valued at $6,805,607) for the 508,803 shares of the Kenilworth Fund outstanding at December 30, 2002. The net assets of $6,805,607 of the Kenilworth Fund included net unrealized appreciation on investments of $1,166,802. The net assets of the Diversified Fund immediately before the acquisition were $75,854,627, and the Fund's Statement of Operations for the year ended June 30, 2003 does not include any preacquisition activity of the Kenilworth Fund.

6.  DISTRIBUTION PLANS

The Funds have adopted a separate distribution plan for the Class A Shares and Institutional Servicing Class shares (the "Plans") under Section 12(b) of the 1940 Act and Rule 12b-1 promulgated thereunder ("Rule 12b-1") that provides for distribution fees to the Funds' distributor, Quasar, up to 0.25% per annum of the average daily net asset values of the shares, respectively, for activities intended to result in the sale of Fund shares.

The Distribution Plans under Rule 12b-1 compensates Quasar for its sales and distribution activities related to the Funds' Class A and Institutional Servicing Class Shares. The Plans cover certain expenses of Quasar and fees paid by Quasar to related and unrelated entities for marketing and distribution services, including but not limited to: (a) the payment of initial and ongoing commissions and other payments to registered representatives or others who sell Class A and Institutional Servicing Shares; (b) compensation to Quasar employees; (c) expenses related to printing and mailing or other dissemination of prospectuses and statements of additional information and the costs of preparation, printing and mailing of reports used for sales literature; and (d) related expenses advertisements and other distribution-related expenses.

The Diversified Fund incurred $8,144 for the Class A Shares pursuant to the Plans for the year ended June 30, 2003.

7.  DIRECTORS AND OFFICERS (UNAUDITED)

The table below provides information about each of the Funds' directors and officers, including biographical information about their business experience and information about their relationships with CCM Advisors, LLC. The mailing address of each director and officer is 190 South LaSalle Street, Suite 2800, Chicago, IL 60603.

                                        DATE FIRST                                              NUMBER OF
                                        ELECTED OR                                            PORTFOLIOS IN
 NAME AND                              APPOINTED TO              PRINCIPAL                     FUND COMPLEX          OTHER
  AGE AT             POSITIONS HELD   OFFICE AND TERM          OCCUPATION(S)                   OVERSEEN BY       DIRECTORSHIPS
 6/30/03               WITH FUNDS    OF OFFICE**<F44>       DURING PAST 5 YEARS              DIRECTOR***<F45>         HELD
 -------             --------------  ----------------       -------------------              ----------------    -------------
DIRECTORS WHO ARE "INTERESTED PERSONS"*<F43>

Douglas D. Peabody   Director        Since 2001        Managing Director, CCM Advisors, LLC         14          Trustee, CCMA
40                   and President                     (since Jan. 2001); Managing Director                     Select Investment
                                                       Convergent Capital Management Inc. (and                  Trust (an open-
                                                       its predecessor) (since 1999); formerly                  end investment
                                                       Principal, Eager Manager Advisory                        company) (2
                                                       Services (1991 to 1999).                                 portfolios).

Timothy G. Solberg   Director        Since 1995        Managing Director, CCM Advisors, LLC         7           None
50                   Secretary       Since 2001        (since 2001); formerly Director of
                                                       Marketing and Client Services, Hewitt
                                                       Investment Group, a Division of Hewitt
                                                       Associates LLC.

DIRECTORS WHO ARE NOT "INTERESTED PERSONS"

Anthony J. Burke     Director        Since 1999        President, American Hospital Association     7           Director, AHA
37                                                     Financial Solutions, Inc. (since 1997);                  Financial
                                                       formerly, Marketing Development Director                 Solutions,
                                                       of AHA Insurance Resources Inc. (1997                    Inc. (since 1998);
                                                       to 1998); prior thereto, President of A.                 Director, AHA
                                                       Burke & Associates (a marketing consulting               Services Inc.
                                                       firm).                                                   (since 2002).

Frank A. Ehmann      Director        Since 1991        Retired. Director, American Healthways       14          Trustee, CCMA
69                                                     (provider of diabetes and cardiac disease                Select Investment
                                                       management services to health plans and                  Trust (an open-
                                                       hospitals) (since 1989); Director, Genderm               end investment
                                                       Corp. (dermatology company offering                      company) (2
                                                       prescription and non-prescription treatments             portfolios);
                                                       for skin conditions) (1997-2000).                        Formerly Director,
                                                                                                                SPX Corp. (global
                                                                                                                provider of
                                                                                                                technical products
                                                                                                                and systems,
                                                                                                                industrial products
                                                                                                                and services, flow
                                                                                                                technology and
                                                                                                                service solutions)
                                                                                                                (1989-2002); for-
                                                                                                                merly Director and
                                                                                                                President, United
                                                                                                                Stationers (whole-
                                                                                                                sale distributor of
                                                                                                                business, computer,
                                                                                                                and facilities man-
                                                                                                                agement products).

Richard John Evans   Director        Since 1995        Chief Financial Officer, American            7           None
50                                                     Hospital Association (since Dec. 1999);
                                                       formerly Vice President/Finance, American
                                                       Hospital Association (1995-1999).

John D. Oliverio     Director        Since 1995        Chief Executive Officer, President and       14          Trustee, CCMA
50                                                     Director, Wheaton Franciscan Services,                   Select Investment
                                                       Inc. (parent organization for more than                  Trust (an open-
                                                       100 health and shelter service organizations)            end investment
                                                       (since 1984), Director of the following:                 company) (2
                                                       Affinity Health Systems (since 1995),                    portfolios);
                                                       Covenant Health Care System (since 1989),                Director, Hewitt
                                                       All Saints Health Systems (since 1992),                  Series Trust (an
                                                       Franciscan Ministries, Inc. (the holding                 open-end invest-
                                                       company for Wheaton Franciscan Services,                 ment company)
                                                       Inc.' s housing entities) (since 1998) and               (since 1998)
                                                       United Health System (since 1998).                       (2 portfolios).

John L. Yoder        Director        Since 1988        Consultant, Princeton                        7           None
72                                                     Insurance Co. (since 1995).

Charles V. Doherty   Trustee         Since 2002        Managing Director, Madison                   14          Trustee, CCMA
69                                                     Advisory Group; Director, Lakeside                       Select Investment
                                                       Bank; Director, Knight Trading                           Trust (an open-end
                                                       Group, Inc.; Director, Howe                              investment company)
                                                       Barnes Investments, Inc.;                                (2 portfolios);
                                                       Director, Brauvin Capital                                Trustee, Wayne
                                                       Trust, Inc.; Director, Bank of                           Hummer Investment
                                                       America Financial Products, Inc.                         Trust (an open-end
                                                                                                                investment company)
                                                                                                                (4 portfolios);
                                                                                                                formerly Trustee,
                                                                                                                Wayne Hummer Money
                                                                                                                Fund Trust (an
                                                                                                                open-end investment
                                                                                                                company) (1994-
                                                                                                                1999).

Edward M. Roob       Trustee         Since 2002        Retired; Arbitrator, New York Stock          14          Trustee, CCMA
68                                                     Exchange and National Association                        Select Investment
                                                       of Securities Dealers; Trustee, Fort                     Trust (2
                                                       Dearborn Income Securities, Inc. (since                  portfolios);
                                                       1994); Director, USB Global Asset                        Director,
                                                       Management Trust Co. (since 1993);                       UBS Funds, Inc.
                                                       Committee Member, Chicago Stock                          (since 1994);
                                                       Exchange (1993 to 1999).                                 Director, UBS
                                                                                                                Relationship Funds
                                                                                                                (since 1995);
                                                                                                                Director, UBS
                                                                                                                Supplementary Trust
                                                                                                                (since 1997) (40
                                                                                                                portfolios);
                                                                                                                Trustee, Fresco
                                                                                                                Index Shares
                                                                                                                (since June 2002).

  *<F43> Messrs. Peabody and Solberg are directors who are "interested persons" of the Funds as defined in the Investment Company Act of 1940 because they are Managing Directors of the Funds' investment adviser, CCM Advisors, LLC.
 **<F44> Directors of the Funds serve a term of indefinite length until resignation or removal and stand for re-election by shareholders only as and when required by the Investment Company Act of 1940. Officers serve a term of indefinite length until their respective successors are elected and qualified.
***<F45> Each Director currently serves on the Board of the Funds (7 portfolios). Messrs. Peabody, Ehmann, Oliverio, Doherty and Roob also serve on the Board of Trustees of the CCM Advisors Funds (7 portfolios).

                                           DATE FIRST
                                           ELECTED OR
 NAME AND                                 APPOINTED TO                PRINCIPAL                                          OTHER
  AGE AT               POSITIONS HELD   OFFICE AND TERM             OCCUPATION(S)                                    DIRECTORSHIPS
 6/30/03                 WITH FUNDS     OF OFFICE*<F46>          DURING PAST 5 YEARS                                     HELD
 -------               --------------   ---------------          -------------------                                 -------------
ADDITIONAL OFFICERS OF THE FUNDS

Gregory P. Francoeur   Treasurer         Since 2002         Director of Finance and Treasurer, Convergent             None
32                                                          Capital Management, LLC (since April 2003);
                                                            prior thereto, Director of Finance, Convergent
                                                            Capital Management Inc. (1997-April 2003); prior
                                                            thereto, Auditor, Price Waterhouse LLP (1993-1997).

R. Daniel Sharp        Vice President    Since 2002         Managing Director of CCM Advisors, LLC (since             None
36                                                          2002); Senior Vice President and UK Managing
                                                            Director of Sales and Client Relations, Merrill Lynch
                                                            Investment Managers (2000-2002), Senior Vice
                                                            President, Director of UK Marketing, Northern Trust
                                                            Global Investments, (1997-2000).

Savitri P. Pai         Chief Legal       Since 2003         Director, Treasurer, General Counsel, Kenilworth          None
37                     Officer                              Fund, Inc. (since 1992).

*<F46> Officers serve a term of indefinite length until their respective successors are elected and qualified.

8.  RESULTS OF PROXY (UNAUDITED)

Following are the results from the shareholder vote taken on March 25, 2003 to:

(1) Approve a new investment management agreement between CCM Advisors, LLC and CCM Advisor Fund (the "Master Fund") on behalf of each feeder fund.

(2) Elect the following directors to serve on the Board of Directors for the AHA Funds, Inc.

          Anthony J. Burke                Douglas D. Peabody
          Charles V. Doherty              Edward M. Roob
          Frank A. Ehmann                 Timothy G. Solberg
          Richard J. Evans                John L. Yoder
          John D. Oliverio

AHA Full Maturity Fixed Income Fund
                  Shares        % of Total Shares          % of Voted Shares
  Shares for     Against        For       Against         For         Against
  ----------     -------        ---       -------         ---         -------
   3,389,497        --        100.00%        --         100.00%         --

AHA Limited Maturity Fixed Income Fund
                  Shares        % of Total Shares          % of Voted Shares
  Shares for     Against        For       Against         For         Against
  ----------     -------        ---       -------         ---         -------
   7,799,750        --        94.41%         --          99.64%         --

AHA Diversified Equity Fund
                  Shares        % of Total Shares          % of Voted Shares
  Shares for     Against        For       Against         For         Against
  ----------     -------        ---       -------         ---         -------
   5,769,931        --        95.94%         --          99.88%         --

AHA Balanced Fund
                  Shares        % of Total Shares          % of Voted Shares
  Shares for     Against        For       Against         For         Against
  ----------     -------        ---       -------         ---         -------
   3,554,603        --        99.84%         --          99.84%         --

9.  SUBSEQUENT EVENTS

Effective July 1, 2003, the Limited Maturity Fixed Income Master Portfolio, Full Maturity Fixed Income Master Portfolio, Diversified Equity Master Portfolio, Balanced Master Portfolio, U.S. Growth Equity Master Portfolio, International Core Equity Master Portfolio and U.S. Government Money Market Master Portfolio were terminated as a series of the Advisors Funds and liquidated. As of this date, the Advisors Funds ceased to be an investment company.

With the termination of the Advisors Funds, the Third Party Feeder Fund Agreement among AHA Investment Funds, Inc. and CCM Advisors Funds was terminated, effective July 1, 2003. On that date, CCM Advisors, LLC became the investment adviser to the AHA Investment Funds, Inc.

10.  ADDITIONAL TAX INFORMATION (UNAUDITED)

The AHA Diversified Equity Fund designates 100% of dividends declared after December 31, 2002 from net investment income as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

AHA INVESTMENT FUNDS, INC. - FEEDER FUNDS
REPORT OF INDEPENDENT AUDITORS

To the Shareholders and
Board of Directors of
AHA Investment Funds, Inc.:

We have audited the accompanying statements of assets and liabilities of AHA Investment Funds, Inc. (comprising the AHA Limited Maturity Fixed Income Fund, AHA Full Maturity Fixed Income Fund, AHA Balanced Fund, and AHA Diversified Equity Fund) as of June 30, 2003, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods ending June 30, 2001 and prior were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those statements in their report dated August 3, 2001.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the AHA Investment Funds, Inc., at June 30, 2003, and the results of their operations for the year then ended, and changes in their net assets and the financial highlights for the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                /s/Ernst & Young LLP

Chicago, Illinois
August 15, 2003

CCM ADVISORS LIMITED MATURITY FIXED INCOME MASTER PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2003

                                                   PRINCIPAL
                                                    AMOUNT            VALUE
                                                   ---------          -----
CORPORATE BONDS - 31.7%

AEROSPACE & DEFENSE - 0.6%
United Technologies Corporation,
  6.625%, 11/15/2004                              $   535,000     $    571,282
                                                                  ------------

BANKING - 4.4%
Bank of America Corporation,
  6.125%, 07/15/2004                                1,300,000        1,365,131
Bank One Corporation,
  7.625%, 08/01/2005                                1,045,000        1,171,502
FleetBoston Financial Corporation,
  7.250%, 09/15/2005                                  745,000          831,841
Wells Fargo & Company,
  4.800%, 07/29/2005                                  800,000          852,294
                                                                  ------------
                                                                     4,220,768
                                                                  ------------

FINANCIAL - 8.2%
American Express Company,
  6.875%, 11/01/2005                                  710,000          791,751
Aristar, Inc., 7.375%, 09/01/2004                     830,000          886,299
Caterpillar Financial Services
  Corporation, 5.950%, 05/01/2006                     830,000          921,141
Countrywide Home Loans, Inc.,
  5.250%, 06/15/2004                                  350,000          362,953
Countrywide Home Loans, Inc.,
  6.850%, 06/15/2004                                  640,000          673,320
Countrywide Home Loans, Inc.,
  3.500%, 12/19/2005                                  825,000          852,011
General Electric Capital
  Corporation, 4.250%, 01/28/2005                     555,000          580,013
General Electric Capital
  Corporation, 7.500%, 05/15/2005                     795,000          882,536
Household Finance Corporation,
  8.000%, 05/09/2005                                  765,000          852,723
Unilever Capital Corp.,
  6.875%, 11/01/2005                                1,030,000        1,150,463
                                                                  ------------
                                                                     7,953,210
                                                                  ------------

FINANCIAL - INVESTMENT
  BANKING CORPORATIONS - 8.6%
The Bear Stearns Companies Inc.,
  7.625%, 02/01/2005                                  785,000          859,204
The Bear Stearns Companies Inc.,
  3.000%, 03/30/2006                                  360,000          369,549
Citigroup Inc., 6.750%, 12/01/2005                  1,150,000        1,282,914
Donaldson, Lufkin & Jenrette, Inc.,
  6.875%, 11/01/2005                                  835,000          925,370
Lehman Brothers Holdings Inc.,
  6.625%, 02/05/2006                                  820,000          915,059
Lehman Brothers Holdings Inc.,
  6.250%, 05/15/2006                                1,000,000        1,117,956
Merrill Lynch & Co., Inc.,
  5.350%, 06/15/2004                                  750,000          779,306
Merrill Lynch & Co., Inc.,
  6.000%, 11/15/2004                                  575,000          609,424
Morgan Stanley,
  7.750%, 06/15/2005                                  470,000          523,921
Morgan Stanley,
  6.100%, 04/15/2006                                  815,000          897,807
                                                                  ------------
                                                                     8,280,510
                                                                  ------------

FOOD & BEVERAGES - 2.3%
The Coca-Cola Company,
  4.000%, 06/01/2005                                  800,000          837,600
Coca-Cola Enterprises Inc.,
  6.625%, 08/01/2004                                  481,000          507,316
Coca-Cola Enterprises Inc.,
  5.375%, 08/15/2006                                  790,000          867,733
                                                                  ------------
                                                                     2,212,649
                                                                  ------------

INSURANCE - 1.9%
The Allstate Corporation,
  7.875%, 05/01/2005                                  850,000          944,703
American International Group,
  Inc., 2.850%, 12/01/2005                            910,000          929,981
                                                                  ------------
                                                                     1,874,684
                                                                  ------------

MANUFACTURING - 0.6%
Honeywell International Inc.,
  6.875%, 10/03/2005                                  540,000          601,624
                                                                  ------------

METALS - 0.6%
Alcoa Inc., 7.250%, 08/01/2005                        540,000          601,605
                                                                  ------------

OIL - 0.8%
ConocoPhillips, 8.500%, 05/25/2005                    670,000          755,056
                                                                  ------------

RETAIL - 0.8%
Target Corporation,
  7.500%, 02/15/2005                                  785,000          858,063
                                                                  ------------

TELECOMMUNICATIONS - 2.9%
BellSouth Telecommunications
  Inc., 6.500%, 06/15/2005                            800,000          873,563
GTE Corporation,
  6.360%, 04/15/2006                                  850,000          946,388
SBC Communications Inc.,
  5.750%, 05/02/2006                                  875,000          967,127
                                                                  ------------
                                                                     2,787,078
                                                                  ------------
TOTAL CORPORATE BONDS
  (COST $29,991,792)                                                30,716,529
                                                                  ------------

U.S. GOVERNMENT
  AGENCY OBLIGATIONS - 50.5%
Federal Home Loan Bank,
  4.125%, 01/14/2005                                3,300,000        3,443,418
Federal Home Loan Bank,
  1.625%, 04/15/2005                                2,540,000        2,552,771
Federal Home Loan Mortgage
  Corporation, 6.250%, 07/15/2004                   3,000,000        3,159,180
Federal Home Loan Mortgage
  Corporation, 4.500%, 08/15/2004                   3,880,000        4,024,650
Federal Home Loan Mortgage
  Corporation, 3.250%, 11/15/2004                   1,710,000        1,757,398
Federal Home Loan Mortgage
  Corporation, 6.875%, 01/15/2005                   2,415,000        2,621,043
Federal Home Loan Mortgage
  Corporation, 1.750%, 05/15/2005                   5,690,000        5,736,374
Federal National Mortgage
  Association, 6.500%, 08/15/2004                   6,090,000        6,454,030
Federal National Mortgage
  Association, 3.500%, 09/15/2004                   5,480,000        5,636,421
Federal National Mortgage
  Association, 3.875%, 03/15/2005                   6,945,000        7,253,296
Federal National Mortgage
  Association, 7.000%, 07/15/2005                   4,400,000        4,891,546
Federal National Mortgage
  Association, 2.250%, 05/15/2006                   1,320,000        1,338,576
                                                                  ------------
TOTAL U.S. GOVERNMENT AGENCY
  OBLIGATIONS (COST $48,665,013)                                    48,868,703
                                                                  ------------

ASSET BACKED SECURITIES - 15.7%
Bank One Issuance Trust,
  2002-A2 A2, 4.160%, 01/15/2008                    1,110,000        1,164,883
BMW Vehicle Owner Trust,
  2002-A A4, 4.460%, 05/25/2007                       840,000          888,121
Capital Auto Receivables
  Asset Trust, 2001-2 A4,
  5.000%, 12/15/2006                                  600,000          621,922
Capital Auto Receivables
  Asset Trust, 2002-1 A4,
  4.160%, 07/16/2007                                  940,000          981,877
Chase Manhattan Auto
  Owner Trust, 2001-A A4,
  5.070%, 02/15/2008                                  900,000          946,631
Citibank Credit Card Issuance
  Trust, 2001-A8 A8,
  4.100%, 12/07/2006                                  730,000          758,854
Citibank Credit Card Issuance
  Trust, 2003-A2 A2,
  2.700%, 01/15/2008                                  905,000          924,423
Daimler Chrysler Auto Trust,
  2001-C A4, 4.630%, 12/06/2006                       805,000          842,262
Discover Card Master Trust I,
  1999-6 A, 6.850%, 07/17/2007                        540,000          584,905
Ford Credit Auto Owner
  Trust, 2002-A A4A,
  4.360%, 09/15/2006                                1,415,000        1,482,773
Honda Auto Receivables
  Owner Trust, 2002-1 A4,
  4.220%, 04/16/2007                                1,400,000        1,461,947
Honda Auto Receivables
  Owner Trust, 2002-4 A4,
  2.700%, 03/17/2008                                  880,000          898,280
Nationslink Funding Corporation,
  1998-2 A1, 6.001%, 07/20/2008                       702,270          753,796
Nissan Auto Receivables
  Owner Trust, 2002-C A4,
  3.330%, 01/15/2008                                  950,000          984,838
Nissan Auto Receivables
  Owner Trust, 2003-B A4,
  2.050%, 03/16/2009                                  455,000          452,246
Volkswagen Auto Lease Trust,
  2002-A A4, 2.750%, 12/20/2007                       680,000          693,116
WFS Financial Owner Trust,
  2001-C A4, 5.180%, 03/20/2009                       750,000          790,861
                                                                  ------------
TOTAL ASSET BACKED SECURITIES
  (COST $14,826,802)                                                15,231,735
                                                                  ------------

MORTGAGE BACKED SECURITIES -
  U.S. AGENCY - 0.0%
FNMA, Pool 527835,
  7.500%, 02/01/2030                                    3,577            3,803
FNMA, Pool 541946,
  7.500%, 07/01/2030                                    3,675            3,907
FNMA, Pool 584930,
  7.500%, 05/01/2031                                    3,248            3,453
                                                                  ------------
TOTAL MORTGAGE BACKED SECURITIES -
  U.S. AGENCY (COST $10,960)                                            11,163
                                                                  ------------

SHORT-TERM INVESTMENTS - 0.4%
General Electric Capital Corporation
  Commercial Paper, 1.216%,
  07/01/2003                                          350,000          350,000
                                                                  ------------
TOTAL SHORT-TERM INVESTMENTS
  (COST $350,000)                                                      350,000
                                                                  ------------

INVESTMENTS PURCHASED
  WITH CASH PROCEEDS FROM
  SECURITIES LENDING - 51.4%

CERTIFICATES OF DEPOSIT - 4.5%
Danske Bank Certificate of Deposit,
  1.445%, 12/22/2003(2)<F48>                        2,153,635        2,153,635
Deutsche Bank Certificate of
  Deposit, 1.448%, 01/31/2004(2)<F48>               2,153,635        2,153,635
                                                                  ------------
TOTAL CERTIFICATES OF DEPOSIT
  (COST $4,307,270)                                                  4,307,270
                                                                  ------------

COMMERCIAL PAPER - 8.9%
Goldman Sachs Group Inc.
  Commercial Paper,
  1.455%, 08/28/2003(2)<F48>                        1,615,226        1,615,226
Leafs LLC Commercial Paper,
  1.130%, 04/20/2004
  (Cost $2,153,635, Acquired
  04/21/2003)(1)<F47>(2)<F48>                       2,153,635        2,153,635
Lehman Brothers Holdings
  Commercial Paper,
  1.455%, 08/01/2003(2)<F48>                        1,615,226        1,615,226
Morgan Stanley Commercial
  Paper, 1.455%, 07/03/2003(2)<F48>                 1,076,817        1,076,817
UBS Finance Commercial
  Paper, 1.310%, 07/01/2003                         2,153,556        2,153,556
                                                                  ------------
TOTAL COMMERCIAL PAPER
  (COST $8,614,460)                                                  8,614,460
                                                                  ------------

MONEY MARKET FUNDS - 3.6%
AIM Liquid Assets Portfolio -
  Institutional Class                               1,130,658        1,130,658
Merrill Lynch Premier
  Institutional Fund                                2,369,441        2,369,441
                                                                  ------------
TOTAL MONEY MARKET FUNDS
  (COST $3,500,099)                                                  3,500,099
                                                                  ------------

OTHER SHORT-TERM INVESTMENTS - 9.9%
Beta Finance Inc.,
  1.445%, 01/16/2004(2)<F48>                        2,153,635        2,153,635
Merrill Lynch & Co.,
  1.495%, 11/18/2003(2)<F48>                        1,615,226        1,615,226
Metlife Global Funding,
  1.130%, 04/28/2004(2)<F48>                        2,153,635        2,153,635
Premium Asset Trust 02-7, 1.200%,
  08/23/2003 (Cost $376,886,
  Acquired 08/07/2002)(1)<F47>(2)<F48>                376,886          376,886
Premium Asset Trust 03-2, 1.140%,
  06/01/2004 (Cost $1,076,817,
  Acquired 05/02/2003)(1)<F47>(2)<F48>              1,076,817        1,076,817
SMM Trust 2002-M, 1.328%,
  12/15/2003 (Cost $2,153,635,
  Acquired 12/13/2002)(1)<F47>(2)<F48>              2,153,635        2,153,635
                                                                  ------------
TOTAL OTHER SHORT-TERM
  INVESTMENTS (COST $9,529,834)                                      9,529,834
                                                                  ------------

REPURCHASE AGREEMENTS - 24.5%
CS First Boston
  Repurchase Agreement,
  1.300%, 07/01/2003
  (Collateralized by Freddie Mac
  Collateralized Mortgage
  Obligations)                                     14,537,035       14,537,035
Lehman Brothers
  Repurchase Agreement,
  1.550%, 07/01/2003
  (Collateralized by Fannie Mae
  Collateralized Mortgage
  Obligation)                                       9,152,950        9,152,950
                                                                  ------------
TOTAL REPURCHASE AGREEMENTS
  (COST $23,689,985)                                                23,689,985
                                                                  ------------
TOTAL INVESTMENTS PURCHASED WITH
  CASH PROCEEDS FROM SECURITIES
  LENDING (COST $49,641,648)                                        49,641,648
                                                                  ------------
TOTAL INVESTMENTS
  (COST $143,486,215) - 149.7%                                     144,819,778
                                                                  ------------
Cash Overdrafted from
  Securities Lending - 0.0%                                               (148)
Other Liabilities less Assets - (49.7)%                            (48,071,985)
                                                                  ------------
TOTAL NET ASSETS - 100.0%                                         $ 96,747,645
                                                                  ------------
                                                                  ------------

(1)<F47>  Restricted under Rule 144A of the Securities Act of 1933.
(2)<F48> Variable rate security. The rate shown is the rate in effect on June 30, 2003.

                     See Notes to the Financial Statements.

CCM ADVISORS FULL MATURITY FIXED INCOME MASTER PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2003

                                                   PRINCIPAL
                                                     AMOUNT           VALUE
                                                   ---------          -----
CORPORATE BONDS - 31.9%

AEROSPACE & DEFENSE - 0.6%
Lockheed Martin Corporation,
  7.650%, 05/01/2016                               $   70,000     $     89,273
Lockheed Martin Corporation,
  8.500%, 12/01/2029                                   10,000           13,634
Systems 2001 Asset Trust, 6.664%,
  09/15/2013 (Cost $80,805, Acquired
  06/04/2001 and 06/07/2001)(2)<F50>                   80,463           90,634
                                                                  ------------
                                                                       193,541
                                                                  ------------

AIRLINES - 0.7%
Continental Airlines, Inc.,
  6.800%, 07/02/2007                                  270,940          230,506
                                                                  ------------

AUTOMOBILES - 1.4%
DaimlerChrysler NA Holding
  Corp, 4.050%, 06/04/2008                             50,000           49,570
Ford Motor Company,
  9.215%, 09/15/2021                                  250,000          260,082
Ford Motor Company,
  8.900%, 01/15/2032                                  120,000          122,445
                                                                  ------------
                                                                       432,097
                                                                  ------------

BANKING - 5.0%
ABN-AMRO Bank NV,
  8.250%, 08/01/2009(1)<F49>                          100,000          105,988
Bank of America Corporation,
  5.250%, 02/01/2007                                  100,000          109,969
Bank One Corporation,
  10.000%, 08/15/2010                                  89,000          120,290
Bank One Corporation,
  5.900%, 11/15/2011                                  100,000          113,200
Bankers Trust Corporation,
  7.125%, 03/15/2006                                   50,000           56,326
BSCH Issuances Ltd.,
  7.625%, 09/14/2010(1)<F49>                          100,000          124,163
Dresdner Bank New York,
  7.250%, 09/15/2015(1)<F49>                          150,000          172,477
Firstar Bank N.A.,
  7.125%, 12/01/2009                                   10,000           12,105
Key Bank Washington,
  7.125%, 08/15/2006                                  150,000          171,232
KfW Kreditanstalt fuer Wiederaufbau,
  3.375%, 01/23/2008(1)<F49>                           80,000           82,679
NCNB Corporation,
  10.200%, 07/15/2015                                 100,000          148,571
Wachovia Corporation,
  6.300%, 04/15/2008                                  150,000          171,572
Wells Fargo & Company,
  1.270%, 06/12/2006(4)<F52>                           90,000           90,012
Wells Fargo & Company,
  3.500%, 04/04/2008                                   80,000           82,615
                                                                  ------------
                                                                     1,561,199
                                                                  ------------

BUILDING PRODUCTS - 0.5%
Hanson Australia Funding,
  5.250%, 03/15/2013(1)<F49>                           75,000           77,002
Masco Corporation,
  5.875%, 07/15/2012                                   75,000           83,438
                                                                  ------------
                                                                       160,440
                                                                  ------------

CHEMICALS - 0.3%
The Dow Chemical Company,
  5.250%, 05/14/2004                                   90,000           92,389
                                                                  ------------

COMMUNICATION & MEDIA - 2.5%
AOL Time Warner Inc.,
  7.700%, 05/01/2032                                   80,000           93,750
Continental Cablevision, Inc.,
  9.500%, 08/01/2013                                  325,000          374,853
Cox Communications, Inc.,
  4.625%, 06/01/2013                                   10,000           10,039
Liberty Media Corporation,
  5.700%, 05/15/2013                                   10,000           10,188
News America Holdings Inc.,
  8.500%, 02/23/2025                                  100,000          125,271
TCI Communications, Inc.,
  7.875%, 02/15/2026                                  100,000          117,559
Time Warner Entertainment
  Co LP, 8.375%, 07/15/2033                            20,000           25,971
Viacom Inc., 5.625%, 08/15/2012(3)<F51>                30,000           33,327
                                                                  ------------
                                                                       790,958
                                                                  ------------

ENERGY - 2.5%
Conectiv, 6.730%, 06/01/2006                           67,000           70,295
The Detroit Edison Company,
  5.200%, 10/15/2012                                   10,000           10,797
The Detroit Edison Company,
  6.350%, 10/15/2032                                   20,000           22,891
Dominion Resources, Inc.,
  5.125%, 12/15/2009                                   10,000           10,796
Dominion Resources, Inc.,
  5.700%, 09/17/2012                                   20,000           21,997
FirstEnergy Corp.,
  6.450%, 11/15/2011                                   10,000           10,995
FirstEnergy Corp.,
  7.375%, 11/15/2031                                   30,000           33,729
Hydro-Quebec,
  6.300%, 05/11/2011(1)<F49>                           50,000           58,938
Hydro-Quebec,
  7.500%, 04/01/2016(1)<F49>                           40,000           52,921
Korea Electric Power Corporation,
  7.750%, 04/01/2013(1)<F49>                           95,000          118,110
Korea Electric Power Corporation,
  6.750%, 08/01/2027(1)<F49>                           75,000           79,159
Oncor Electric Delivery Company.,
  6.375%, 01/15/2015 (Cost $9,921,
  Acquired 12/17/2002)(2)<F50>                         10,000           11,368
Progress Energy, Inc.,
  7.100%, 03/01/2011                                  100,000          116,542
PSI Energy, Inc.,
  7.850%, 10/15/2007                                  125,000          143,588
TXU Energy Co., 7.000%,
  03/15/2013 (Cost $10,000,
  Acquired 03/06/2003)(2)<F50>                         10,000           11,091
                                                                  ------------
                                                                       773,217
                                                                  ------------

FINANCIAL - 6.7%
American General
  Finance Corporation,
  8.450%, 10/15/2009                                  100,000          126,475
Amvescap Plc,
  5.900%, 01/15/2007(1)<F49>                           50,000           54,610
Anadarko Finance Company,
  7.500%, 05/01/2031(1)<F49>                           80,000          100,828
Auburn Hills Trust,
  12.375%, 05/01/2020                                 130,000          190,235
Conoco Funding Company,
  6.350%, 10/15/2011(1)<F49>                           80,000           93,600
Ford Motor Credit Company,
  7.875%, 06/15/2010                                   40,000           42,922
Ford Motor Credit Company,
  7.375%, 02/01/2011                                   35,000           36,238
General Electric Capital Corporation,
  6.000%, 06/15/2012                                   95,000          107,422
General Electric Capital Corporation,
  6.750%, 03/15/2032                                  150,000          176,039
General Motors Acceptance
  Corporation, 6.750%, 01/15/2006                      10,000           10,623
General Motors Acceptance
  Corporation, 6.125%, 09/15/2006                      50,000           52,678
General Motors Nova Scotia Finance
  Company, 6.850%, 10/15/2008(1)<F49>                  30,000           31,540
Household Finance Corporation,
  6.400%, 06/17/2008                                   30,000           34,282
Household Finance Corporation,
  6.500%, 11/15/2008                                   46,000           52,953
Household Finance Corporation,
  6.750%, 05/15/2011                                   20,000           23,264
Household Finance Corporation,
  6.375%, 11/27/2012                                   10,000           11,412
National Rural Utilities Cooperative
  Finance Corporation,
  3.875%, 02/15/2008                                  150,000          156,418
Petrozuata Finance Inc., 8.220%,
  04/01/2017 (Cost $256,199,
  Acquired 10/1998 - 01/2000)(1)<F49>(2)<F50>         300,000          263,250
Sprint Capital Corporation,
  6.125%, 11/15/2008                                   40,000           43,473
Sprint Capital Corporation,
  6.900%, 05/01/2019                                   40,000           42,020
Toyota Motor Credit Corporation,
  2.800%, 01/18/2006                                   40,000           41,043
Verizon Global Funding Corp.,
  6.875%, 06/15/2012                                  170,000          201,122
Wharf International Finance Ltd.,
  7.625%, 03/13/2007(1)<F49>                          175,000          200,127
                                                                  ------------
                                                                     2,092,574
                                                                  ------------

FINANCIAL - INVESTMENT
  BANKING CORPORATIONS - 2.2%
Citigroup Inc., 6.000%, 02/21/2012                     95,000          108,254
Citigroup Inc., 5.625%, 08/27/2012                     40,000           44,149
Credit Suisse First Boston,
  4.625%, 01/15/2008                                   30,000           32,069
Credit Suisse First Boston,
  6.125%, 11/15/2011                                   50,000           56,105
The Goldman Sachs Group, Inc.,
  4.125%, 01/15/2008                                   80,000           84,155
J.P. Morgan & Co. Incorporated,
  6.000%, 01/15/2009                                   50,000           56,164
J.P. Morgan Chase & Co.,
  4.000%, 02/01/2008                                   30,000           31,399
J.P. Morgan Chase & Co.,
  6.000%, 02/15/2009                                   10,000           11,282
J.P. Morgan Chase & Co.,
  5.750%, 01/02/2013                                   10,000           10,953
Lehman Brothers Holdings
  Inc., 8.500%, 05/01/2007                            100,000          119,800
Lehman Brothers Holdings
  Inc., 4.000%, 01/22/2008                             50,000           52,164
Morgan Stanley, 3.625%, 04/01/2008                     40,000           41,037
Morgan Stanley, 5.300%, 03/01/2013                     40,000           42,594
                                                                  ------------
                                                                       690,125
                                                                  ------------

FOOD & BEVERAGES - 1.3%
Anheuser-Busch Companies, Inc.,
  6.500%, 05/01/2042                                   60,000           70,617
Kellogg Company,
  6.600%, 04/01/2011                                   30,000           35,236
Kellogg Company,
  7.450%, 04/01/2031                                   40,000           50,927
Kraft Foods Inc.,
  6.250%, 06/01/2012                                   40,000           45,326
The Pepsi Bottling Group, Inc.,
  7.000%, 03/01/2029                                  150,000          183,225
                                                                  ------------
                                                                       385,331
                                                                  ------------

INDUSTRIAL - 0.5%
Dryden Investor Trust, 7.157%,
  07/23/2008 (Cost $131,459,
  Acquired 07/16/1998)(2)<F50>(3)<F51>                131,459          141,543
                                                                  ------------

INSURANCE - 0.3%
Protective Life Corporation,
  4.300%, 06/01/2013                                  100,000           99,129
                                                                  ------------

MANUFACTURING - DIVERSIFIED - 0.9%
Tyco International Group SA,
  6.375%, 10/15/2011(1)<F49>                          185,000          196,100
Tyco International Group SA,
  6.875%, 01/15/2029(1)<F49>                           70,000           70,770
                                                                  ------------
                                                                       266,870
                                                                  ------------

MEDICAL - HOSPITALS - 0.0%
Tenet Healthcare Corporation,
  7.375%, 02/01/2013                                    3,000            2,910
                                                                  ------------

OIL & GAS - 2.7%
Apache Corporation,
  6.250%, 04/15/2012                                   20,000           23,328
BP Capital Markets Plc,
  4.625%, 05/27/2005(1)<F49>                           90,000           95,311
ConocoPhillips, 4.750%, 10/15/2012                     40,000           42,353
Devon Energy Corporation,
  7.950%, 04/15/2032                                   10,000           12,914
El Paso Corporation,
  7.800%, 08/01/2031                                   30,000           25,425
El Paso Corporation,
  7.750%, 01/15/2032                                  100,000           84,750
El Paso Natural Gas, 8.375%,
  06/15/2032 (Cost $19,539, Acquired
  06/13/2002 and 08/15/2002)(2)<F50>                   20,000           21,300
Pemex Project Funding Master
  Trust, 9.125%, 10/13/2010                            50,000           60,625
Petroliam Nasional Berhad, 7.625%,
  10/15/2026 (Cost $9,553, Acquired
  06/27/2002)(1)<F49>(2)<F50>                          10,000           11,538
Petronas Capital Ltd., 7.875%,
  05/22/2022 (Cost $19,909,
  Acquired 05/15/2002)(1)<F49>(2)<F50>                 20,000           23,800
Phillips Petroleum Company,
  8.750%, 05/25/2010                                  100,000          130,332
Sonat Inc., 7.625%, 07/15/2011                         10,000            9,150
Southern Natural Gas Company,
  8.000%, 03/01/2032                                   30,000           32,587
The Williams Companies, Inc.,
  7.625%, 07/15/2019                                  200,000          195,000
The Williams Companies, Inc.,
  7.750%, 06/15/2031                                   50,000           48,500
The Williams Companies, Inc.,
  8.750%, 03/15/2032                                   40,000           41,800
                                                                  ------------
                                                                       858,713
                                                                  ------------

PAPER & FOREST PRODUCTS - 0.4%
MeadWestvaco Corporation,
  6.850%, 04/01/2012                                   30,000           34,689
Weyerhaeuser Company,
  6.750%, 03/15/2012                                   80,000           90,968
Weyerhaeuser Company,
  7.375%, 03/15/2032                                   10,000           11,532
                                                                  ------------
                                                                       137,189
                                                                  ------------

RETAIL - 0.8%
J. C. Penney Company, Inc.,
  9.750%, 06/15/2021                                  188,000          194,580
Target Corporation,
  5.875%, 03/01/2012                                   30,000           33,961
Wal-Mart Stores, Inc.,
  4.550%, 05/01/2013                                   30,000           31,270
                                                                  ------------
                                                                       259,811
                                                                  ------------

STEEL MANUFACTURING - 0.2%
Pohang Iron & Steel Co., Ltd.,
  7.125%, 07/15/2004(1)<F49>                           65,000           68,252
                                                                  ------------

TELECOMMUNICATION - 1.3%
AT&T Corp., 8.000%, 11/15/2031                         20,000           22,757
British Telecommunications PLC,
  8.625%, 12/15/2030(1)<F49>                          110,000          150,661
Qwest Corporation,
  8.875%, 06/01/2031                                  225,000          237,375
                                                                  ------------
                                                                       410,793
                                                                  ------------

TRANSPORTATION SERVICES - 0.5%
FedEx Corp., 9.650%, 06/15/2012                       125,000          170,825
                                                                  ------------

WASTE DISPOSAL - 0.6%
Waste Management, Inc.,
  7.000%, 07/15/2028                                  175,000          200,137
                                                                  ------------

TOTAL CORPORATE BONDS
  (COST $9,242,839)                                                 10,018,549
                                                                  ------------

REVENUE BONDS - 0.2%
Tobacco Settlement Financing Corp. -
  Louisiana, 6.360%, 05/15/2025                        57,130           55,109
                                                                  ------------

TOTAL REVENUE BONDS (COST $57,625)                                      55,109
                                                                  ------------

FOREIGN GOVERNMENT BONDS - 1.5%
British Columbia Province,
  4.300%, 05/30/2013(1)<F49>                           70,000           72,572
National Bank of Hungary,
  8.875%, 11/01/2013(1)<F49>                           75,000          100,619
Quebec Province,
  7.500%, 09/15/2029(1)<F49>                           40,000           53,524
Republic of Italy,
  2.500%, 03/31/2006(1)<F49>                           30,000           30,607
United Mexican States,
  11.500%, 05/15/2026(1)<F49>                         140,000          209,090
                                                                  ------------
TOTAL FOREIGN GOVERNMENT BONDS
  (COST $394,456)                                                      466,412
                                                                  ------------

U.S. GOVERNMENT AGENCY
  OBLIGATIONS - 3.4%
Federal Home Loan Bank,
  1.875%, 06/15/2006                                   30,000           30,099
Federal Home Loan Bank,
  4.875%, 11/15/2006                                   80,000           87,560
FHLMC, 6.625%, 09/15/2009                             675,000          811,176
FNMA, 6.000%, 05/15/2011                               38,000           44,497
Tennessee Valley Authority,
  6.250%, 12/15/2017                                   80,000           95,891
                                                                  ------------
TOTAL U.S. GOVERNMENT AGENCY
  OBLIGATIONS (COST $1,036,119)                                      1,069,223
                                                                  ------------

U.S. TREASURY SECURITIES - 14.9%

U.S. TREASURY BONDS - 13.2%
United States Treasury Bond,
  11.875%, 11/15/2003                                  20,000           20,812
United States Treasury Bond,
  6.000%, 08/15/2009                                  275,000          324,468
United States Treasury Bond,
  9.875%, 11/15/2015                                  375,000          596,045
United States Treasury Bond,
  9.250%, 02/15/2016                                  425,000          650,865
United States Treasury Bond,
  6.250%, 08/15/2023                                  600,000          735,141
United States Treasury Bond,
  5.375%, 02/15/2031                                   40,000           45,055
United States Treasury Inflation
  Index Bond, 3.875%, 04/15/2029                    1,397,663        1,783,549
                                                                  ------------
                                                                     4,155,935
                                                                  ------------

U.S. TREASURY NOTES - 1.0%
United States Treasury Note,
  3.875%, 07/31/2003                                  200,000          200,539
United States Treasury Note,
  3.000%, 11/15/2007                                   60,000           61,908
United States Treasury Note,
  5.750%, 08/15/2010                                   10,000           11,708
United States Treasury Note,
  4.000%, 11/15/2012                                   50,000           52,045
                                                                  ------------
                                                                       326,200
                                                                  ------------

U.S. TREASURY STRIPS - 0.7%
United States Treasury Strip,
  0.000%, 11/15/2027                                  680,000          202,139
                                                                  ------------
TOTAL U.S. TREASURY SECURITIES
  (COST $4,228,678)                                                  4,684,274
                                                                  ------------

ASSET BACKED SECURITIES - 7.3%
Chevy Chase Home Loan Trust,
  1996-1 A, 7.150%, 05/15/2015                         49,324           50,678
Cityscape Home Equity Loan Trust,
  1997-C A4, 7.000%, 07/25/2028                        59,745           61,345
Conseco Finance, 2002-C AF3,
  4.580%, 06/15/2032                                  100,000          103,016
Contimortgage Home Equity
  Loan Trust, 1997-2 A9,
  7.090%, 04/15/2028                                  127,952          127,993
Delta Funding Home Equity
  Loan Trust, 1997-3 A6F,
  6.860%, 10/25/2028                                   95,465           98,330
Fairbanks Capital Mortgage
  Loan Trust, 1999-1 A,
  0.000%, 05/25/2028(4)<F52>                          123,379          121,657
Green Tree Financial
  Corporation, 1997-7 A6,
  6.760%, 07/15/2029                                  263,640          271,422
Green Tree Financial Corporation,
  1999-3 A5, 6.160%, 02/01/2031                       150,000          148,635
Green Tree Home Improvement
  Loan Trust, 1996-D HEM2,
  8.300%, 09/15/2027                                  400,000          401,277
IMC Home Equity Loan Trust,
  1997-5 A10, 6.880%, 11/20/2028                      201,077          209,879
The Money Store Home
  Equity Trust, 1997-D AF7,
  6.485%, 12/15/2038                                  313,268          322,633
Residential Asset Securities
  Corporation, 2003-KS5 AI6,
  3.620%, 07/25/2033                                  200,000          199,939
UCFC Home Equity Loan,
  1998-C A7, 5.935%, 01/15/2030                       155,867          163,173
                                                                  ------------
TOTAL ASSET BACKED SECURITIES
  (COST $2,196,427)                                                  2,279,977
                                                                  ------------

MORTGAGE BACKED
  SECURITIES - PRIVATE - 4.2%
Asset Securitization Corporation,
  1996-D2 A1, 6.920%, 02/14/2029                      145,821          157,963
Commercial Mortgage Acceptance
Corporation, 1997-ML1 A4,
  6.735%, 12/15/2030                                   87,414           96,696
Deutsche Mortgage and Asset
  Receiving Corp., 1998-C1 A2,
  6.538%, 06/15/2031                                  100,000          113,018
GE Capital Commercial Mortgage
  Corporation., 2002-3A A2,
  4.996%, 12/10/2037                                  150,000          160,050
GMAC Commercial Mortgage
  Securities Inc., 1997-C1 A3,
  6.869%, 07/15/2029                                  100,000          113,890
GMAC Commercial Mortgage
  Securities Inc., 2003-C1 A2,
  4.079%, 05/10/2036                                  125,000          124,516
Nomura Asset Securities
  Corporation, 1996-MD5 A1B,
  7.120%, 04/13/2039                                  170,000          190,594
Residential Asset Securitization
  Trust, 1998-A8 A8,
  6.750%, 08/25/2028                                  116,781          119,529
Residential Funding Mortgage
  Securities I, 1992-S41 A11,
  7.000%, 12/25/2007                                  153,340          153,207
Residential Funding Mortgage
  Securities I, 1996-S14 M1,
  7.500%, 05/25/2026                                   82,878           83,873
                                                                  ------------
TOTAL MORTGAGE BACKED SECURITIES -
  PRIVATE (COST $1,245,155)                                          1,313,336
                                                                  ------------

MORTGAGE BACKED
  SECURITIES - U.S. AGENCY - 35.2%
FHLMC, Pool 160098,
  10.500%, 01/01/2010                                  16,985           18,980
FHLMC, Series 1 Class Z,
  9.300%, 04/15/2019                                   61,320           61,797
FHLMC, Series 2141 Class N,
  5.550%, 11/15/2027                                  200,000          205,969
FHLMC, Series 2277 Class B,
  7.500%, 01/15/2031                                  207,101          212,554
FHLMC, Series 2418 Class MC,
  6.000%, 09/15/2019                                  306,705          313,486
FHLMC, Series 2489 Class UA,
  4.000%, 12/15/2012                                  144,720          145,448
FHLMC, Series 2531 Class N,
  4.000%, 07/15/2027                                  146,021          147,850
FHLMC, Series 2539 Class QB,
  5.000%, 09/15/2015                                  175,000          181,865
FHLMC Gold,  Pool C00689,
  6.500%, 12/01/2028                                   82,529           86,046
FHLMC Gold, Pool C00760,
  6.500%, 05/01/2029                                  132,268          137,864
FHLMC Gold, Pool C00785,
  6.500%, 06/01/2029                                  108,760          113,362
FHLMC Gold, Pool C20300,
  6.500%, 01/01/2029                                  129,327          134,838
FHLMC Gold, Pool E01251,
  5.500%, 11/01/2017                                  235,686          244,597
FNMA, Pool 251813,
  6.500%, 07/01/2028                                   81,667           85,331
FNMA, Pool 251967,
  6.500%, 09/01/2028                                   98,693          103,121
FNMA,  Pool 252162,
  6.500%, 12/01/2028                                   84,574           88,368
FNMA,  Pool 252645,
  6.500%, 08/01/2029                                   82,007           85,661
FNMA, Pool 253183,
  7.500%, 04/01/2030                                   15,215           16,185
FNMA, Pool 253398,
  8.000%, 08/01/2030                                   74,952           80,871
FNMA, Pool 254631,
  5.000%, 02/01/2018                                  164,534          170,317
FNMA, Pool 303168,
  9.500%, 02/01/2025                                   31,166           34,662
FNMA, Pool 545081,
  6.500%, 06/01/2015                                   56,654           59,836
FNMA, Pool 585226,
  6.500%, 05/01/2031                                   64,922           67,743
FNMA,  Pool 627116,
  6.000%, 02/01/2032                                  411,526          428,081
FNMA, Pool TBA,
  4.500%, 07/01/2018                                  900,000          918,563
FNMA, Pool TBA,
  5.000%, 07/01/2018                                   50,000           51,672
FNMA, Pool TBA,
  5.500%, 07/01/2018                                  100,000          103,906
FNMA, Pool TBA,
  6.000%, 07/01/2018                                   50,000           52,219
FNMA, Pool TBA,
  5.000%, 07/01/2033                                  100,000          101,656
FNMA, Pool TBA,
  5.000%, 07/01/2033                                  400,000          406,625
FNMA, Pool TBA,
  6.000%, 07/01/2033                                  100,000          103,969
FNMA, Pool TBA,
  7.000%, 07/01/2033                                  600,000          632,250
FNMA, Series 1990-105 Class J,
  6.500%, 09/25/2020                                  151,269          161,052
FNMA, Series 1991-86 Class Z,
  6.500%, 07/25/2021                                  191,230          204,560
FNMA, Series 1992-136 Class PK,
  6.000%, 08/25/2022                                  228,326          238,954
FNMA, Series 1998-66 Class C,
  6.000%, 12/25/2028                                   96,231           99,317
FNMA, Series 2002-70 Class PL,
  5.000%, 04/25/2015                                   75,000           77,231
FNMA, Series 2003-31 Class KG,
  4.500%, 12/25/2028                                  175,000          178,340
FNMA, Series 2003-44 Class AB,
  3.750%, 05/25/2033                                  123,597          125,044
GNMA, Pool 2714,
  6.500%, 02/20/2029                                  278,951          291,962
GNMA, Pool 479168,
  8.000%, 02/15/2030                                  289,902          313,067
GNMA, Pool 508043,
  6.500%, 06/15/2029                                  606,668          638,189
GNMA, Pool 554206,
  6.500%, 12/15/2031                                  257,762          270,834
GNMA, Pool 571903,
  6.500%, 10/15/2031                                  661,811          695,376
GNMA, Pool 572381,
  6.500%, 11/15/2031                                  595,912          626,134
GNMA, Pool 580871,
  6.500%, 12/15/2031                                  595,640          625,849
GNMA, Pool 780315,
  9.500%, 12/15/2017                                   61,484           69,292
GNMA, Pool 780678,
  6.500%, 11/15/2027                                  217,339          229,130
GNMA, Pool 781038,
  6.500%, 05/15/2029                                   60,019           63,148
GNMA, Pool 781340,
  6.500%, 10/15/2031                                  518,629          545,459
                                                                  ------------
TOTAL MORTGAGE BACKED SECURITIES -
  U.S. AGENCY (COST $10,892,200)                                    11,048,630
                                                                  ------------

SHORT-TERM INVESTMENTS - 22.5%

U.S. GOVERNMENT AGENCY
  OBLIGATIONS - 22.5%
Federal Home Loan Bank Discount
  Note, 0.350%, 07/01/2003                          6,914,000        6,914,000
FNMA Discount Note,
  0.930%, 10/22/2003                                  150,000          149,562
                                                                  ------------
TOTAL SHORT-TERM INVESTMENTS
  (COST $7,063,426)                                                  7,063,562
                                                                  ------------

INVESTMENTS PURCHASED
  WITH CASH PROCEEDS FROM
  SECURITIES LENDING - 28.9%

CERTIFICATES OF DEPOSIT - 2.5%
Danske Bank Certificate of Deposit,
  1.445%, 12/22/2003(4)<F52>                          394,069          394,069
Deutsche Bank Certificate of Deposit,
  1.448%, 01/31/2004(4)<F52>                          394,069          394,069
                                                                  ------------
TOTAL CERTIFICATES OF DEPOSIT
  (COST $788,138)                                                      788,138
                                                                  ------------

COMMERCIAL PAPER - 5.0%
Goldman Sachs Group Inc.
  Commercial Paper,
  1.455%, 08/28/2003(4)<F52>                          295,552          295,552
Leafs LLC Commercial Paper,
  1.130%, 04/20/2004
  (Cost $394,069, Acquired
  04/21/2003)(2)<F50>(4)<F52>                         394,069          394,069
Lehman Brothers Holdings
  Commercial Paper,
  1.455%, 08/01/2003(4)<F52>                          295,552          295,552
Morgan Stanley Commercial
  Paper, 1.455%, 07/03/2003(4)<F52>                   197,035          197,035
UBS Finance Commercial
  Paper, 1.310%, 07/01/2003                           394,055          394,055
                                                                  ------------
TOTAL COMMERCIAL PAPER
  (COST $1,576,263)                                                  1,576,263
                                                                  ------------

MONEY MARKET FUNDS - 2.0%
AIM Liquid Assets Portfolio -
  Institutional Class                                 206,887          206,887
Merrill Lynch Premier
  Institutional Fund                                  433,559          433,559
                                                                  ------------
TOTAL MONEY MARKET FUNDS
  (COST $640,446)                                                      640,446
                                                                  ------------

OTHER SHORT-TERM INVESTMENTS - 5.6%
Beta Finance Inc.,
  1.445%, 01/16/2004(4)<F52>                          394,069          394,069
Merrill Lynch & Co.,
  1.495%, 11/18/2003(4)<F52>                          295,552          295,552
Metlife Global Funding,
  1.130%, 04/28/2004(4)<F52>                          394,069          394,069
Premium Asset Trust 02-7, 1.200%,
  08/23/2003 (Cost $68,962,
  Acquired 08/07/2002)(2)<F50>(4)<F52>                 68,962           68,962
Premium Asset Trust 03-2, 1.140%,
  06/01/2004 (Cost $197,035,
  Acquired 05/02/2003)(2)<F50>(4)<F52>                197,035          197,035
SMM Trust 2002-M, 1.328%,
  12/15/2003 (Cost $394,069,
  Acquired 12/13/2002)(2)<F50>(4)<F52>                394,069          394,069
                                                                  ------------
TOTAL OTHER SHORT-TERM
  INVESTMENTS (COST $1,743,756)                                      1,743,756
                                                                  ------------

REPURCHASE AGREEMENTS - 13.8%
CS First Boston Repurchase
  Agreement, 1.300%, 07/01/2003
  (Collateralized by Freddie Mac
  Collateralized Mortgage
  Obligations)                                      2,659,968        2,659,968
Lehman Brothers Repurchase
  Agreement, 1.550%, 07/01/2003
  (Collateralized by Fannie Mae
  Collateralized Mortgage
  Obligation)                                       1,674,795        1,674,795
                                                                  ------------
TOTAL REPURCHASE AGREEMENTS
  (COST $4,334,763)                                                  4,334,763
                                                                  ------------
TOTAL INVESTMENTS PURCHASED WITH
  CASH PROCEEDS FROM SECURITIES
  LENDING (COST $9,083,366)                                          9,083,366
                                                                  ------------
TOTAL INVESTMENTS
  (COST $45,440,291) - 150.0%                                       47,082,438
                                                                  ------------

Cash Overdrafted from
  Securities Lending - 0.0%                                                (27)
Liabilities, less Other Assets - (50.0%)                           (15,686,266)
                                                                  ------------
TOTAL NET ASSETS - 100.0%                                         $ 31,396,145
                                                                  ------------
                                                                  ------------

(1)<F49>  Foreign security.
(2)<F50>  Restricted under Rule 144A of the Securities Act of 1933.
(3)<F51>  Fair valued security.
(4)<F52> Variable rate security. The rate shown is the rate in effect on June 30, 2003.

                     See Notes to the Financial Statements.

CCM ADVISORS BALANCED MASTER PORTFOLIO
PORTFOLIO OF INVESTMENTS

                                                      SHARES           VALUE
                                                      ------           -----
COMMON STOCKS - 56.3%

AEROSPACE & DEFENSE - 1.2%
Raytheon Company                                        6,400     $    210,176
Rockwell Collins, Inc.                                    200            4,926
United Technologies Corporation                           200           14,166
                                                                  ------------
                                                                       229,268
                                                                  ------------

AGRICULTURAL OPERATIONS - 0.1%
Monsanto Company                                        1,000           21,640
                                                                  ------------

AIR TRANSPORTATION - 0.1%
Southwest Airlines Co.                                  1,000           17,200
                                                                  ------------

AUTOMOBILES - 1.3%
Ford Motor Company                                      1,600           17,584
Volkswagen AG - ADR(1)<F54>                            36,600          216,870
                                                                  ------------
                                                                       234,454
                                                                  ------------

BANKING - 3.4%
Bank of America Corporation                               900           71,127
FleetBoston Financial Corporation                       6,400          190,144
National City Corporation                               1,200           39,252
U.S. Bancorp                                            9,000          220,500
Wachovia Corporation                                    1,300           51,948
Wells Fargo & Company                                   1,100           55,440
                                                                  ------------
                                                                       628,411
                                                                  ------------

BIOTECHNOLOGY - 0.4%
Amgen Inc.*<F53>                                          928           61,656
Genzyme Corporation*<F53>                                 100            4,180
                                                                  ------------
                                                                        65,836
                                                                  ------------

BUILDING & HOUSING PRODUCTS - 0.1%
The Sherwin-Williams Company                              700           18,816
                                                                  ------------

BUILDINGS - RESIDENTIAL/COMMERCIAL - 0.2%
Centex Corporation                                        300           23,337
KB HOME                                                   200           12,396
                                                                  ------------
                                                                        35,733
                                                                  ------------

BUSINESS MACHINES & SOFTWARE - 1.8%
International Business
  Machines Corporation                                  1,000           82,500
Lexmark International, Inc.*<F53>                         300           21,231
Pitney Bowes Inc.                                       5,300          203,573
Xerox Corporation*<F53>                                 2,100           22,239
                                                                  ------------
                                                                       329,543
                                                                  ------------

BUSINESS SERVICES - 1.3%
Cendant Corporation*<F53>                                 800           14,656
Convergys Corporation*<F53>                               500            8,000
Deluxe Corporation                                        400           17,920
Quintiles Transnational Corp.*<F53>                     1,200           17,028
R. R. Donnelley & Sons Company                            800           20,912
Synopsys, Inc.*<F53>                                    2,500          154,625
                                                                  ------------
                                                                       233,141
                                                                  ------------

CHEMICALS - 0.1%
E.I. du Pont de Nemours
  and Company                                             500           20,820
                                                                  ------------

COMMUNICATION & MEDIA - 1.4%
Clear Channel Communications, Inc.*<F53>                  100            4,239
Viacom Inc. - Class B*<F53>                               500           21,830
The Walt Disney Company                                12,000          237,000
                                                                  ------------
                                                                       263,069
                                                                  ------------

COMPUTER SERVICES - 1.1%
Unisys Corporation*<F53>                               16,800          206,304
                                                                  ------------

COSMETICS & SOAP - 0.4%
The Procter & Gamble Company                              800           71,344
                                                                  ------------

DRUGS - 5.9%
Abbott Laboratories                                     6,300          275,688
GlaxoSmithKline plc - ADR(1)<F54>                       5,800          235,132
Johnson & Johnson                                       1,692           87,476
Merck & Co. Inc.                                        1,300           78,715
Pfizer Inc.                                             3,720          127,038
Roche Holding AG - ADR(1)<F54>                          2,900          227,476
Watson Pharmaceuticals, Inc.*<F53>                        200            8,074
Wyeth                                                   1,200           54,660
                                                                  ------------
                                                                     1,094,259
                                                                  ------------

ENERGY - 0.6%
Calpine Corporation*<F53>                               3,300           21,780
Edison International*<F53>                              1,300           21,359
Entergy Corporation                                       500           26,390
Exelon Corporation                                        700           41,867
                                                                  ------------
                                                                       111,396
                                                                  ------------

FINANCIAL - INVESTMENT
  BANKING CORPORATIONS - 1.1%
Citigroup Inc.                                          2,566          109,825
Lehman Brothers Holdings Inc.                             500           33,240
Merrill Lynch & Co., Inc                                1,000           46,680
Morgan Stanley                                            300           12,825
                                                                  ------------
                                                                       202,570
                                                                  ------------

FINANCIAL SERVICES - 2.8%
Capital One Financial Corporation                         600           29,508
Countrywide Financial Corporation                         300           20,871
Fannie Mae                                                800           53,952
ING Groep N.V. - ADR(1)<F54>                           13,165          230,782
MBIA Inc.                                               3,100          151,125
Washington Mutual, Inc.                                 1,100           45,430
                                                                  ------------
                                                                       531,668
                                                                  ------------

FOOD & BEVERAGE - 2.7%
The Coca-Cola Company                                     200            9,282
General Mills, Inc.                                       800           37,928
H.J. Heinz Company                                        900           29,682
Kellogg Company                                         1,000           34,370
Kraft Foods Inc. - Class A                              6,000          195,300
Sara Lee Corporation                                   10,300          193,743
                                                                  ------------
                                                                       500,305
                                                                  ------------

FORESTRY - 0.1%
Plum Creek Timber Company, Inc.                           800           20,760
                                                                  ------------

INDUSTRIAL GASES - 0.1%
Praxair, Inc.                                             400           24,040
                                                                  ------------

INSURANCE - 4.9%
ACE Limited(1)<F54>                                     6,700          229,743
The Allstate Corporation                                7,400          263,810
American International Group, Inc.                        312           17,216
Anthem, Inc.*<F53>                                        300           23,145
CIGNA Corporation                                       2,200          103,268
Principal Financial Group, Inc.                           800           25,800
Travelers Property Casualty
  Corp. - Class A                                      14,200          225,780
XL Capital Ltd - Class A(1)<F54>                          300           24,900
                                                                  ------------
                                                                       913,662
                                                                  ------------

INTERNET - 0.1%
Yahoo! Inc.*<F53>                                         400           13,104
                                                                  ------------

MANUFACTURING - DIVERSIFIED - 1.4%
Caterpillar Inc.                                          100            5,566
Cooper Industries, Ltd. - Class A(1)<F54>                 500           20,650
Danaher Corporation                                       200           13,610
Newell Rubbermaid Inc.                                  7,100          198,800
Sanmina-SCI Corporation*<F53>                           3,300           20,823
                                                                  ------------
                                                                       259,449
                                                                  ------------

MEDICAL INSTRUMENTS - 1.1%
Boston Scientific Corporation*<F53>                       700           42,770
Guidant Corporation                                     3,400          150,926
PerkinElmer, Inc.                                       1,300           17,953
                                                                  ------------
                                                                       211,649
                                                                  ------------

MULTI-INDUSTRY - 0.4%
General Electric Company                                2,500           71,700
                                                                  ------------

NETWORKING - 0.4%
Cisco Systems, Inc.*<F53>                               4,300           71,767
                                                                  ------------

OIL & GAS - DOMESTIC - 0.5%
Anadarko Petroleum Corporation                            600           26,682
Apache Corporation                                        241           15,679
Burlington Resources Inc.                                 500           27,035
Occidental Petroleum Corporation                          900           30,195
Sunoco, Inc.                                              100            3,774
                                                                  ------------
                                                                       103,365
                                                                  ------------

OIL & GAS - INTERNATIONAL - 0.4%
Exxon Mobil Corporation                                 1,448           51,998
Marathon Oil Corporation                                  800           21,080
                                                                  ------------
                                                                        73,078
                                                                  ------------

OIL & GAS - SERVICES - 2.8%
ENSCO International Incorporated                        4,800          129,120
Halliburton Company                                     1,100           25,300
Noble Corporation*<F53>(1)<F54>                         3,450          118,335
Schlumberger Limited(1)<F54>                            3,200          152,224
Transocean Inc.*<F53>(1)<F54>                           4,500           98,865
                                                                  ------------
                                                                       523,844
                                                                  ------------

PACKAGING - 1.2%
Pactiv Corporation*<F53>                               11,100          218,781
                                                                  ------------

PAPER AND RELATED PRODUCTS - 1.4%
Georgia-Pacific Corp                                   13,700          259,615
                                                                  ------------

PHOTO EQUIPMENT AND SUPPLIES - 0.1%
Eastman Kodak Company                                     700           19,145
                                                                  ------------

REAL ESTATE INVESTMENT
  TRUSTS (REITS) - 0.1%
Equity Office Properties Trust                            700           18,907
                                                                  ------------

RETAIL - 6.6%
Albertson's, Inc.                                       1,000           19,200
Best Buy Co., Inc.*<F53>                                  800           35,136
CVS Corporation                                         8,800          246,664
Federated Department Stores, Inc.                         600           22,110
The Gap, Inc.                                           2,100           39,396
J.C. Penney Company, Inc.                               1,200           20,220
Limited Brands                                         15,500          240,250
The May Department
  Stores Company                                        8,600          191,436
Nordstrom, Inc.                                         8,900          173,728
RadioShack Corporation                                    200            5,262
SUPERVALU INC.                                            900           19,188
Target Corporation                                      4,200          158,928
Wal-Mart Stores, Inc.                                   1,000           53,670
                                                                  ------------
                                                                     1,225,188
                                                                  ------------

SEMICONDUCTORS - 0.7%
Analog Devices, Inc.*<F53>                                900           31,338
Intel Corporation                                       3,600           74,822
Linear Technology Corporation                             400           12,884
National Semiconductor Corporation*<F53>                1,000           19,720
                                                                  ------------
                                                                       138,764
                                                                  ------------

SOFTWARE - 4.6%
Autodesk, Inc.                                          8,300          134,128
BMC Software, Inc.*<F53>                               17,200          280,876
Citrix Systems, Inc.*<F53>                                400            8,144
Computer Associates
  International, Inc.                                     900           20,052
Microsoft Corporation                                  16,000          409,760
                                                                  ------------
                                                                       852,960
                                                                  ------------

TELECOMMUNICATIONS - 0.6%
CenturyTel, Inc.                                          300           10,455
Nextel Communications,
  Inc. - Class A*<F53>                                  2,300           41,584
Sprint Corporation                                      2,300           33,120
Verizon Communications Inc.                               676           26,668
                                                                  ------------
                                                                       111,827
                                                                  ------------

TELECOMMUNICATIONS
  EQUIPMENT - 0.2%
Avaya Inc.*<F53>                                        3,100           20,026
Comverse Technology, Inc.*<F53>                         1,500           22,545
                                                                  ------------
                                                                        42,571
                                                                  ------------

TRANSPORTATION - 0.3%
Burlington Northern
  Santa Fe Corporation                                    900           25,596
Union Pacific Corporation                                 400           23,208
                                                                  ------------
                                                                        48,804
                                                                  ------------

TRAVEL & RECREATION - 2.1%
Carnival Corporation(1)<F54>                            5,500          178,805
Sabre Holdings Corporation                              9,000          221,850
                                                                  ------------
                                                                       400,655
                                                                  ------------

TRUCKING - 0.1%
Ryder System, Inc.                                        800           20,496
                                                                  ------------

WASTE DISPOSAL - 0.1%
Allied Waste Industries, Inc.*<F53>                     1,800           18,090
                                                                  ------------

TOTAL COMMON STOCKS
  (COST $9,999,126)                                                 10,477,998
                                                                  ------------

                                                    PRINCIPAL
                                                     AMOUNT
                                                    ---------

CORPORATE BONDS - 11.5%

BANKS - 3.6%
Allfirst Financial Inc.,
  7.200%, 07/01/2007                               $   50,000           56,571
AmSouth Bancorporation,
  6.750%, 11/01/2025                                   50,000           57,014
Banco Santander Chile,
  6.500%, 11/01/2005(2)<F55>                           50,000           54,386
Bank of Oklahoma NA,
  7.125%, 08/15/2007                                   50,000           57,594
Bank United, 8.000%, 03/15/2009                        50,000           60,689
Bankers Trust Corporation,
  7.500%, 11/15/2015                                   25,000           31,045
Compass Bank,
  8.100%, 08/15/2009                                   50,000           62,341
Corporacion Andina de Fomento,
  8.875%, 06/01/2005(2)<F55>                           50,000           54,953
Dresdner Bank - New York,
  7.250%, 09/15/2015(2)                                50,000           57,492
PNC Funding Corp.,
  7.500%, 11/01/2009                                   50,000           60,963
Signet Banking Corporation,
  7.800%, 09/15/2006                                   50,000           58,151
Standard Federal Bancorporation,
  7.750%, 07/17/2006                                   50,000           58,286
                                                                  ------------
                                                                       669,485
                                                                  ------------

BUILDING - 0.3%
Hanson Australia Funding,
  5.250%, 03/15/2013(2)<F55>                           50,000           51,334
                                                                  ------------

ENERGY - 1.5%
Conectiv, 6.730%, 06/01/2006                           33,000           34,623
Dominion Resources, Inc.,
  5.700%, 09/17/2012                                   50,000           54,992
Exelon Generation Co. LLC,
  6.950%, 06/15/2011                                   50,000           58,110
Hydro-Quebec,
  11.750%, 02/01/2012(2)<F55>                          50,000           78,615
PSI Energy, Inc.,
  7.850%, 10/15/2007                                   50,000           57,436
                                                                  ------------
                                                                       283,776
                                                                  ------------

FINANCIAL - 2.0%
American General
  Finance Corporation,
  5.875%, 12/15/2005                                   50,000           54,567
Amvescap Plc,
  5.900%, 01/15/2007(2)<F55>                           25,000           27,305
Countrywide Home Loans, Inc.,
  5.500%, 08/01/2006                                   50,000           54,687
Ford Motor Credit Company,
  6.500%, 01/25/2007                                   25,000           26,324
FPL Group Capital Inc.,
  7.625%, 09/15/2006                                   50,000           57,817
General Motors
  Acceptance Corporation,
  7.250%, 03/02/2011                                   50,000           51,380
Household Finance Corporation,
  8.000%, 07/15/2010                                   40,000           49,690
National Rural Utilities Cooperative
  Finance Corporation,
  5.750%, 08/28/2009                                   50,000           55,412
                                                                  ------------
                                                                       377,182
                                                                  ------------

FINANCIAL - INVESTMENT
  BANKING CORPORATIONS - 1.1%
Donaldson, Lufkin & Jenrette, Inc.,
  6.875%, 11/01/2005                                   50,000           55,411
Lehman Brothers Holdings Inc.,
  7.500%, 09/01/2006                                   75,000           86,534
Merrill Lynch & Co., Inc.,
  6.875%, 11/15/2018                                   50,000           61,248
                                                                  ------------
                                                                       203,193
                                                                  ------------

FOOD & BEVERAGES - 0.4%
Coca-Cola Enterprises Inc.,
  4.375%, 09/15/2009                                   50,000           53,284
The Quaker Oats Company,
  9.250%, 11/27/2007                                   25,000           30,670
                                                                  ------------
                                                                        83,954
                                                                  ------------

INSURANCE - 0.6%
MetLife, Inc., 6.500%, 12/15/2032                      50,000           57,259
Protective Life Corporation,
  4.300%, 06/01/2013                                   50,000           49,565
                                                                  ------------
                                                                       106,824
                                                                  ------------

OIL & GAS - 0.5%
ONEOK, Inc., 7.750%, 08/15/2006                        50,000           56,701
Pemex Project Funding Master
  Trust, 9.125%, 10/13/2010                            25,000           30,313
                                                                  ------------
                                                                        87,014
                                                                  ------------

PACKAGING - 0.3%
Pactiv Corporation,
  7.950%, 12/15/2025                                   50,000           62,334
                                                                  ------------

PAPER & FOREST - 0.4%
MeadWestvaco Corporation,
  9.750%, 06/15/2020                                   50,000           66,897
                                                                  ------------

RAILROAD TRANSPORTATION - 0.4%
Union Pacific Corporation,
  8.660%, 07/02/2011                                   59,770           70,444
                                                                  ------------

TRANSPORTATION SERVICES - 0.4%
FedEx Corp., 9.650%, 06/15/2012                        50,000           68,330
                                                                  ------------

TOTAL CORPORATE BONDS
  (COST $2,000,609)                                                  2,130,767
                                                                  ------------

REVENUE BONDS - 0.2%
Tobacco Settlement Financing Corp. -
  Louisiana, 6.360%, 05/15/2025                        38,086           36,740
                                                                  ------------

TOTAL REVENUE BONDS
  (COST $38,417)                                                        36,740
                                                                  ------------

U.S. TREASURY SECURITIES - 5.6%
United States Treasury Bond,
  9.250%, 02/15/2016                                  465,000          712,122
United States Treasury Bond,
  6.250%, 08/15/2023                                  275,000          336,940
                                                                  ------------
TOTAL U.S. TREASURY SECURITIES
  (COST $978,614)                                                    1,049,062
                                                                  ------------

ASSET BACKED SECURITIES - 2.5%
Banc One Home Equity
  Trust, 1999-1 A4,
  6.470%, 05/25/2026                                   90,097           97,466
Conseco Finance, 2002-C AF3,
  4.580%,06/15/2032                                    75,000           77,262
Green Tree Financial Corporation,
  1993-3 A7, 6.400%, 10/15/2018                        83,314           86,564
Green Tree Home Improvement
  Loan Trust, 1998-D HEA6,
  6.150%, 08/15/2029                                   37,362           37,699
Residential Asset Mortgage
  Products, Inc., 2002-RS3 AI5,
  5.572%, 06/25/2032                                  150,000          160,384
                                                                  ------------

TOTAL ASSET BACKED SECURITIES
  (COST $446,740)                                                      459,375
                                                                  ------------

MORTGAGE BACKED
  SECURITIES - PRIVATE - 2.6%
GE Capital Commercial Mortgage
  Corporation, 2002-3A A2,
  4.996%, 12/10/2037                                  100,000          106,700
GMAC Commercial Mortgage
  Securities Inc., Series 2003-C1 A2,
  4.079%, 05/10/2036                                   50,000           49,806
Residential Accredit Loans, Inc.,
  1997-QS5 A9, 7.250%, 06/25/2027                      36,373           36,334
Residential Accredit Loans, Inc.,
  1997-QS9 A8, 7.250%, 09/25/2027                      43,957           44,321
Residential Asset Securitization
  Trust, 1997-A10 A5,
  7.250%, 12/25/2027                                   44,540           44,493
Residential Asset Securitization
  Trust, 1997-A11 A6,
  7.000%, 01/25/2028                                   69,070           69,584
Residential Asset Securitization
  Trust, 1998-A5 A5,
  6.750%, 06/25/2028                                   66,169           66,947
Residential Funding Mortgage
  Securities 1, 1998-S6 A6,
  6.750%, 03/25/2028                                   72,067           72,039
                                                                  ------------
TOTAL MORTGAGE BACKED SECURITIES -
  PRIVATE (COST $491,177)                                              490,224
                                                                  ------------

MORTGAGE BACKED
  SECURITIES - U.S. AGENCY - 12.7%
FHLMC, Series 159 H,
  4.500%, 09/15/2021                                   41,002           41,113
FHLMC, Series 1395 G,
  6.000%, 10/15/2022                                   20,773           21,234
FHLMC, Series 2479 NH,
  5.000%, 12/15/2014                                  152,652          153,489
FHLMC, Series 2489 UA,
  4.000%, 12/15/2012                                  144,720          145,448
FHLMC, Series 2492 MD,
  5.500%, 09/15/2019                                  100,000          104,035
FHLMC, Series 2531 N,
  4.000%, 07/15/2027                                   97,347           98,567
FHLMC Gold, Pool C00632,
  7.000%, 07/01/2028                                   87,724           92,179
FHLMC Gold, Pool C00760,
  6.500%, 05/01/2029                                   95,527           99,569
FHLMC Gold, Pool C00785,
  6.500%, 06/01/2029                                  100,992          105,265
FHLMC Gold, Pool, E01140,
  6.000%, 05/01/2017                                   75,520           78,583
FNMA, Pool 251813,
  6.500%, 07/01/2028                                   56,539           59,075
FNMA, Pool 252255,
  6.500%, 02/01/2029                                  108,655          113,530
FNMA, Pool 254631,
  5.000%, 02/01/2018                                  141,029          145,985
FNMA, Series 1993-58 H,
  5.500%, 04/25/2023                                  113,482          118,025
FNMA, Series 2002-70 PL,
  5.000%, 04/25/2015                                   50,000           51,487
FNMA, Series 2003-31 KG,
  4.500%, 12/25/2028                                  100,000          101,909
FNMA, Series 2003-44 AB,
  3.750%, 05/25/2033                                   49,439           50,018
FNMA, Series 2539 QB,
  5.000%, 09/15/2015                                  100,000          103,923
GNMA, Pool 2563,
  6.500%, 03/20/2028                                  110,700          115,894
GNMA, Pool 2714,
  6.500%, 02/20/2029                                  139,476          145,981
GNMA, Pool 559847,
  6.000%, 01/15/2032                                   90,262           94,717
GNMA, Pool 582210,
  6.000%, 01/15/2032                                   69,044           72,453
GNMA, Pool 780615,
  6.500%, 08/15/2027                                  130,738          137,831
GNMA, Pool 780678,
  6.500%, 11/15/2027                                  115,914          122,202
                                                                  ------------
TOTAL MORTGAGE BACKED SECURITIES -
  U.S. AGENCY (COST $2,352,104)                                      2,372,512
                                                                  ------------

SHORT-TERM INVESTMENTS - 58.6%

U.S. GOVERNMENT
  OBLIGATIONS - 58.6%
Federal Home Loan
  Bank Discount Note,
  0.350%, 07/01/2003                               10,919,000       10,919,000
                                                                  ------------
TOTAL SHORT-TERM INVESTMENTS
  (COST $10,919,000)                                                10,919,000
                                                                  ------------

INVESTMENTS PURCHASED
  WITH CASH PROCEEDS FROM
  SECURITIES LENDING - 35.6%

CERTIFICATES OF DEPOSIT - 3.1%
Danske Bank Certificate
  of Deposit,
  1.445%, 12/22/2003(3)<F56>                          287,192          287,192
Deutsche Bank Certificate of
  Deposit, 1.448%, 01/31/2004(3)<F56>                 287,192          287,192
                                                                  ------------
TOTAL CERTIFICATES OF DEPOSIT
  (COST $574,384)                                                      574,384
                                                                  ------------

COMMERCIAL PAPER - 6.2%
Goldman Sachs Group Inc.
  Commercial Paper,
  1.455%, 08/28/2003(3)<F56>                          215,394          215,394
Leafs LLC Commercial Paper,
  1.130%, 04/20/2004
  (Cost $287,192, Acquired
  04/21/2003)(3)<F56>(4)<F57>                         287,192          287,192
Lehman Brothers Holdings
  Commercial Paper, 1.455%,
  08/01/2003(3)<F56>                                  215,394          215,394
Morgan Stanley Commercial
  Paper, 1.455%, 07/03/2003(3)<F56>                   143,596          143,596
UBS Finance Commercial
  Paper, 1.310%, 07/01/2003                           287,182          287,182
                                                                  ------------
TOTAL COMMERCIAL PAPER
  (COST $1,148,758)                                                  1,148,758
                                                                  ------------

MONEY MARKET FUNDS - 2.5%
AIM Liquid Assets Portfolio -
  Institutional Class                                 150,776          150,776
Merrill Lynch Premier
  Institutional Fund                                  315,970          315,970
                                                                  ------------
TOTAL MONEY MARKET FUNDS
  (COST $466,746)                                                      466,746
                                                                  ------------

OTHER SHORT-TERM INVESTMENTS - 6.8%
Beta Finance Inc.,
  1.445%, 01/16/2004(3)<F56>                          287,192          287,192
Merrill Lynch & Co.,
  1.495%, 11/18/2003(3)<F56>                          215,394          215,394
Metlife Global Funding,
  1.130%, 04/28/2004(3)<F56>                          287,192          287,192
Premium Asset Trust 02-7, 1.200%,
  08/23/2003 (Cost $50,259,
  Acquired 08/07/2002)(3)<F56>(4)<F57>                 50,259           50,259
Premium Asset Trust 03-2, 1.140%,
  06/01/2004 (Cost $143,596,
  Acquired 05/02/2003)(3)<F56>(4)<F57>                143,596          143,596
SMM Trust 2002-M, 1.328%,
  12/15/2003 (Cost $287,192,
  Acquired 12/13/2002)(3)<F56>(4)<F57>                287,192          287,192
                                                                  ------------
TOTAL OTHER
  SHORT-TERM INVESTMENTS
  (COST $1,270,825)                                                  1,270,825
                                                                  ------------

REPURCHASE AGREEMENTS - 17.0%
CS First Boston Repurchase
  Agreement, 1.300%, 07/01/2003
  (Collateralized by Freddie Mac
  Collateralized Mortgage
  Obligations)                                      1,938,547        1,938,547
Lehman Brothers Repurchase
  Agreement, 1.550%, 07/01/2003
  (Collateralized by Fannie Mae
  Collateralized Mortgage
  Obligation)                                       1,220,567        1,220,567
                                                                  ------------
TOTAL REPURCHASE AGREEMENTS
  (COST $3,159,114)                                                  3,159,114
                                                                  ------------

TOTAL INVESTMENTS PURCHASED WITH
  CASH PROCEEDS FROM SECURITIES
  LENDING (COST $6,619,827)                                          6,619,827
                                                                  ------------
TOTAL INVESTMENTS
  (COST $33,845,614) - 185.6%                                       34,555,505
                                                                  ------------
Cash Overdrafted from
  Securities Lending - 0.0%                                                (19)
Liabilities, less Other Assets - (85.6)%                           (15,932,978)
                                                                  ------------
TOTAL NET ASSETS - 100.0%                                         $ 18,622,508
                                                                  ------------
                                                                  ------------

  *<F53>   Non-income Producing Security.
     ADR   American Depository Receipt.
(1)<F54>   Foreign security which trades on U.S. exchange.
(2)<F55>   Foreign security.
(3)<F56> Variable rate security. The rate shown is the rate in effect on June 30, 2003.
(4)<F57>   Restricted under Rule 144A of the Securities Act of 1933.

                     See Notes to the Financial Statements.

CCM ADVISORS DIVERSIFIED EQUITY MASTER PORTFOLIO
PORTFOLIO OF INVESTMENTS

                                                      SHARES          VALUE
                                                      ------          -----
COMMON STOCKS - 95.9%

AEROSPACE & DEFENSE - 1.4%
Raytheon Company                                       25,600     $    840,704
United Technologies Corporation                           400           28,332
                                                                  ------------
                                                                       869,036
                                                                  ------------

AGRICULTURAL OPERATIONS - 0.1%
Monsanto Company                                        4,000           86,560
                                                                  ------------

AIR TRANSPORTATION - 0.0%
Southwest Airlines Co.                                    400            6,880
                                                                  ------------

AUTOMOBILES - 1.7%
Ford Motor Company                                      9,400          103,306
General Motors Corporation                              1,900           68,400
Volkswagen AG -ADR(1)<F59>                            147,000          871,034
                                                                  ------------
                                                                     1,042,740
                                                                  ------------

BANKING - 6.4%
Bank of America Corporation                             8,900          703,367
FleetBoston Financial Corporation                      25,600          760,576
National City Corporation                              11,400          372,894
U.S. Bancorp                                           47,000        1,151,500
Wachovia Corporation                                   12,000          479,520
Wells Fargo & Company                                   9,100          458,640
                                                                  ------------
                                                                     3,926,497
                                                                  ------------

BIOTECHNOLOGY - 1.0%
Amgen Inc.*<F58>                                        6,900          458,436
Genzyme Corporation*<F58>                               3,900          163,020
                                                                  ------------
                                                                       621,456
                                                                  ------------

BUILDING & HOUSING PRODUCTS - 0.2%
The Sherwin-Williams Company                            4,900          131,712
                                                                  ------------

BUILDINGS - RESIDENTIAL/COMMERCIAL - 0.6%
Centex Corporation                                      2,400          186,696
KB HOME                                                 2,600          161,148
                                                                  ------------
                                                                       347,844
                                                                  ------------

BUSINESS MACHINES & SOFTWARE - 3.0%
International Business
  Machines Corporation                                  8,000          660,000
Lexmark International, Inc.*<F58>                       3,000          212,310
Pitney Bowes Inc.                                      21,100          810,451
Xerox Corporation*<F58>                                18,300          193,797
                                                                  ------------
                                                                     1,876,558
                                                                  ------------

BUSINESS SERVICES - 1.8%
Cendant Corporation*<F58>                               3,400           62,288
Deluxe Corporation                                      3,300          147,840
Quintiles Transnational Corp.*<F58>                     9,600          136,224
R. R. Donnelley & Sons Company                          5,500          143,770
Synopsys, Inc.*<F58>                                   10,000          618,500
                                                                  ------------
                                                                     1,108,622
                                                                  ------------

CHEMICALS - 0.7%
E.I. du Pont de Nemours
  and Company                                          10,600          441,384
                                                                  ------------

COMMUNICATION & MEDIA - 2.8%
Clear Channel
  Communications, Inc.*<F58>                            9,300          394,227
General Motors
  Corporation - Class H*<F58>                               1               13
Univision Communications
  Inc. - Class A*<F58>                                  1,800           54,720
Viacom Inc. - Class B*<F58>                             1,900           82,954
The Walt Disney Company                                60,700        1,198,825
                                                                  ------------
                                                                     1,730,739
                                                                  ------------

COMPUTER SERVICES - 1.3%
Unisys Corporation*<F58>                               67,500          828,900
                                                                  ------------

COMPUTERS - 0.9%
Dell Computer Corporation*<F58>                        18,300          584,868
                                                                  ------------

COSMETICS & SOAP - 1.0%
The Procter & Gamble Company                            6,800          606,424
                                                                  ------------

DATA PROCESSING - 0.2%
First Data Corporation                                  2,700          111,888
                                                                  ------------

DRUGS - 10.0%
Abbott Laboratories                                    25,800        1,129,008
Eli Lilly and Company                                     800           55,176
Forest Laboratories, Inc.*<F58>                         5,600          306,600
GlaxoSmithKline plc - ADR(1)<F59>                      23,200          940,528
Johnson & Johnson                                      15,610          807,037
Merck & Co. Inc.                                       12,400          750,820
Pfizer Inc.                                            33,975        1,160,246
Roche Holding AG - ADR(1)<F59>                         10,600          831,463
Wyeth                                                   5,400          245,970
                                                                  ------------
                                                                     6,226,848
                                                                  ------------

ENERGY - 1.7%
Calpine Corporation*<F58>                               3,700           24,420
Edison International*<F58>                              9,600          157,728
Entergy Corporation                                     5,100          269,178
Exelon Corporation                                      5,900          352,879
FPL Group, Inc.                                         2,700          180,495
Sempra Energy                                           3,400           97,002
                                                                  ------------
                                                                     1,081,702
                                                                  ------------

FINANCIAL - INVESTMENT
  BANKING CORPORATIONS - 3.1%
Citigroup Inc.                                         24,265        1,038,542
The Goldman Sachs Group, Inc.                             500           41,875
J.P. Morgan Chase & Co.                                 1,000           34,180
Lehman Brothers Holdings Inc.                           5,100          339,048
Merrill Lynch & Co., Inc                                9,600          448,128
                                                                  ------------
                                                                     1,901,773
                                                                  ------------

FINANCIAL SERVICES - 4.5%
Capital One Financial Corporation                       4,100          201,638
Countrywide Financial Corporation                       2,700          187,839
Fannie Mae                                              7,500          505,800
Freddie Mac                                             3,800          192,926
ING Groep N.V. - ADR(1)<F59>                           48,603          852,011
MBIA Inc.                                              12,350          602,063
Prudential Financial, Inc.                              8,200          275,930
                                                                  ------------
                                                                     2,818,207
                                                                  ------------

FOOD & BEVERAGE - 4.5%
Brown-Forman Corporation -
  Class B                                               1,900          149,378
The Coca-Cola Company                                   4,300          199,563
General Mills, Inc.                                     6,700          317,647
H.J. Heinz Company                                      8,200          270,436
Kellogg Company                                         6,500          223,405
Kraft Foods Inc. - Class A                             24,400          794,220
McCormick & Company,
  Incorporated                                          1,100           29,920
Sara Lee Corporation                                   41,500          780,615
                                                                  ------------
                                                                     2,765,184
                                                                  ------------

FORESTRY - 0.3%
Plum Creek Timber Company, Inc.                         7,400          192,030
                                                                  ------------

INDUSTRIAL AUTOMATION -0.2%
Rockwell Automation, Inc.                               6,300          150,192
                                                                  ------------

INDUSTRIAL GASES - 0.4%
Praxair, Inc.                                           3,800          228,380
                                                                  ------------

INSURANCE - 6.9%
ACE Limited(1)<F59>                                    26,900          922,401
The Allstate Corporation                               30,500        1,087,325
American International Group, Inc.                      3,394          187,281
Anthem, Inc.*<F58>                                      2,500          192,875
CIGNA Corporation                                       8,800          413,072
Principal Financial Group, Inc.                         7,600          245,100
Travelers Property Casualty
  Corp. -  Class A                                     62,027          986,229
UnitedHealth Group Incorporated                           600           30,150
XL Capital Ltd - Class A(1)<F59>                        2,400          199,200
                                                                  ------------
                                                                     4,263,633
                                                                  ------------

INTERNET - 0.2%
Yahoo! Inc.*<F58>                                       2,200           72,072
                                                                  ------------

MANUFACTURING - DIVERSIFIED - 2.5%
3M Co.                                                    700           90,286
Cooper Industries, Ltd. - Class A(1)<F59>               4,300          177,590
Danaher Corporation                                     3,500          238,175
ITT Industries, Inc.                                    1,500           98,190
Newell Rubbermaid Inc.                                 28,400          795,200
Sanmina-SCI Corporation*<F58>                          25,300          159,643
                                                                  ------------
                                                                     1,559,084
                                                                  ------------

MEDICAL INSTRUMENTS - 1.3%
Guidant Corporation                                    15,600          692,484
PerkinElmer, Inc.                                      10,000          138,100
                                                                  ------------
                                                                       830,584
                                                                  ------------

MEDICAL PRODUCTS - 0.4%
Becton, Dickinson and Company                             900           34,965
C.R. Bard, Inc.                                         2,800          199,668
                                                                  ------------
                                                                       234,633
                                                                  ------------

METALS - DIVERSIFIED - 0.2%
Freeport-McMoRan Copper
  & Gold, Inc. - Class B                                5,000          122,500
                                                                  ------------

MULTI-INDUSTRY - 1.3%
General Electric Company                               28,600          820,248
                                                                  ------------

NETWORKING - 0.5%
Cisco Systems, Inc.*<F58>                              17,700          295,413
                                                                  ------------

OIL & GAS - DOMESTIC - 1.5%
Anadarko Petroleum Corporation                          4,500          200,115
Apache Corporation                                      2,680          174,361
Burlington Resources Inc.                               4,600          248,722
Occidental Petroleum Corporation                        8,800          295,240
                                                                  ------------
                                                                       918,438
                                                                  ------------

OIL & GAS - INTERNATIONAL - 1.3%
Exxon Mobil Corporation                                17,652          633,883
Marathon Oil Corporation                                5,600          147,560
                                                                  ------------
                                                                       781,443
                                                                  ------------

OIL & GAS - SERVICES - 3.8%
ENSCO International Incorporated                       19,400          521,860
Halliburton Company                                    10,100          232,300
Nabors Industries, Ltd*<F58>(1)<F59>                    2,600          102,830
Noble Corporation*<F58>(1)<F59>                        14,100          483,630
Schlumberger Limited(1)<F59>                           13,200          627,924
Transocean Inc.*<F58>(1)<F59>                          19,000          417,430
                                                                  ------------
                                                                     2,385,974
                                                                  ------------

PACKAGING - 1.7%
Ball Corporation                                        2,400          109,224
Pactiv Corporation*<F58>                               48,400          953,964
                                                                  ------------
                                                                     1,063,188
                                                                  ------------

PAPER AND RELATED PRODUCTS - 1.7%
Georgia-Pacific Corp                                   55,200        1,046,040
                                                                  ------------

PHOTO EQUIPMENT AND SUPPLIES - 0.2%
Eastman Kodak Company                                   3,800          103,930
                                                                  ------------

RETAIL - 9.7%
Albertson's, Inc.                                       9,500          182,400
AutoZone, Inc.*<F58>                                      800           60,776
Best Buy Co., Inc.*<F58>                                5,800          254,736
CVS Corporation                                        36,600        1,025,898
Federated Department Stores, Inc.                       4,800          176,880
The Gap, Inc.                                          16,000          300,160
J.C. Penney Company, Inc.                               8,100          136,485
Limited Brands                                         61,900          959,450
Lowe's Companies, Inc.                                  1,800           77,310
The May Department
  Stores Company                                       33,200          739,032
Nordstrom, Inc.                                        35,700          696,864
SUPERVALU INC.                                          7,500          159,900
Target Corporation                                     16,800          635,712
Wal-Mart Stores, Inc.                                  11,400          611,838
                                                                  ------------
                                                                     6,017,441
                                                                  ------------

SEMICONDUCTORS - 2.1%
Analog Devices, Inc.*<F58>                                600           20,892
Intel Corporation                                      36,800          764,851
Linear Technology Corporation                           5,700          183,597
National Semiconductor
  Corporation*<F58>                                       900           17,748
NVIDIA Corporation*<F58>                                1,300           29,913
QLogic Corporation*<F58>                                3,000          144,990
Xilinx, Inc.*<F58>                                      6,100          154,391
                                                                  ------------
                                                                     1,316,382
                                                                  ------------

SOFTWARE - 6.8%
Autodesk, Inc.                                         35,400          572,064
BMC Software, Inc.*<F58>                               69,200        1,130,036
Citrix Systems, Inc.*<F58>                              2,100           42,756
Computer Associates
  International, Inc.                                   5,500          122,540
Microsoft Corporation                                  90,600        2,320,266
                                                                  ------------
                                                                     4,187,662
                                                                  ------------

TELECOMMUNICATIONS - 2.0%
CenturyTel, Inc.                                        5,600          195,160
Nextel Communications,
  Inc. -  Class A*<F58>                                21,800          394,144
SBC Communications Inc.                                 4,500          114,975
Sprint Corporation                                     21,600          311,040
Verizon Communications Inc.                             6,032          237,962
                                                                  ------------
                                                                     1,253,281
                                                                  ------------

TELECOMMUNICATIONS EQUIPMENT - 0.4%
Avaya Inc.*<F58>                                       18,400          118,864
Comverse Technology, Inc.*<F58>                         9,000          135,270
                                                                  ------------
                                                                       254,134
                                                                  ------------

TRANSPORTATION - 0.5%
Burlington Northern
  Santa Fe Corporation                                  7,300          207,612
Union Pacific Corporation                               2,000          116,040
                                                                  ------------
                                                                       323,652
                                                                  ------------

TRAVEL & RECREATION - 2.6%
Carnival Corporation(1)<F59>                           22,100          718,471
Sabre Holdings Corporation                             36,100          889,865
                                                                  ------------
                                                                     1,608,336
                                                                  ------------

TRUCKING - 0.3%
Ryder System, Inc.                                      7,300          187,026
                                                                  ------------

WASTE DISPOSAL - 0.2%
Allied Waste Industries, Inc.*<F58>                    14,000          140,700
                                                                  ------------
TOTAL COMMON STOCKS
  (COST $57,164,230)                                                59,472,218
                                                                  ------------

                                                    PRINCIPAL
                                                     AMOUNT
                                                    ---------

SHORT-TERM INVESTMENTS - 10.6%

U.S. GOVERNMENT OBLIGATIONS - 10.6%
Federal Home Loan
  Bank Discount Note,
  0.350%, 07/01/2003                               $6,602,000        6,602,000
                                                                  ------------
TOTAL SHORT-TERM INVESTMENTS
  (COST $6,602,000)                                                  6,602,000
                                                                  ------------

INVESTMENTS PURCHASED
  WITH CASH PROCEEDS FROM
  SECURITIES LENDING - 43.4%

CERTIFICATES OF DEPOSIT - 3.8%
Danske Bank Certificate of
  Deposit, 1.445%, 12/22/2003(3)<F61>               1,165,100        1,165,100
Deutsche Bank Certificate of
  Deposit, 1.448%, 01/31/2004(3)<F61>               1,165,100        1,165,100
                                                                  ------------
TOTAL CERTIFICATES OF DEPOSIT
  (COST $2,330,200)                                                  2,330,200
                                                                  ------------

COMMERCIAL PAPER - 7.5%
Goldman Sachs Group Inc.
  Commercial Paper,
  1.455%, 08/28/2003(3)<F61>                          873,825          873,825
Leafs LLC Commercial Paper,
  1.130%, 04/20/2004
  (Cost $1,165,100, Acquired
  04/21/2003)(2)<F60>(3)<F61>                       1,165,100        1,165,100
Lehman Brothers Holdings
  Commercial Paper,
  1.455%, 08/01/2003(3)<F61>                          873,825          873,825
Morgan Stanley Commercial
  Paper, 1.455%, 07/03/2003(3)<F61>                   582,550          582,550
UBS Finance Commercial
  Paper, 1.310%, 07/01/2003                         1,165,057        1,165,057
                                                                  ------------
TOTAL COMMERCIAL PAPER
  (COST $4,660,357)                                                  4,660,357
                                                                  ------------

MONEY MARKET FUNDS - 3.1%
AIM Liquid Assets Portfolio -
  Institutional Class                                 611,677          611,677
Merrill Lynch Premier
  Institutional Fund                                1,281,849        1,281,849
                                                                  ------------
TOTAL MONEY MARKET FUNDS
  (COST $1,893,526)                                                  1,893,526
                                                                  ------------

OTHER SHORT-TERM INVESTMENTS - 8.3%
Beta Finance Inc.,
  1.445%, 01/16/2004(3)<F61>                        1,165,100        1,165,100
Merrill Lynch & Co.,
  1.495%, 11/18/2003(3)<F61>                          873,825          873,825
Metlife Global Funding,
  1.130%, 04/28/2004(3)<F61>                        1,165,100        1,165,100
Premium Asset Trust 02-7,
  1.200%, 08/23/2003
  (Cost $203,892, Acquired
  08/07/2002)(2)<F60>(3)<F61>                         203,892          203,892
Premium Asset Trust 03-2, 1.140%,
  06/01/2004 (Cost $582,550,
  Acquired 05/02/2003)(2)<F60>(3)<F61>                582,550          582,550
SMM Trust 2002-M, 1.328%,
  12/15/2003 (Cost $1,165,100,
  Acquired 12/13/2002)(2)<F60>(3)<F61>              1,165,100        1,165,100
                                                                  ------------
TOTAL OTHER SHORT-TERM INVESTMENTS
  (COST $5,155,567)                                                  5,155,567
                                                                  ------------

REPURCHASE AGREEMENTS - 20.7%
CS First Boston Repurchase
  Agreement, 1.300%, 07/01/2003
  (Collateralized by Freddie Mac
  Collateralized Mortgage
  Obligations)                                      7,864,423        7,864,423
Lehman Brothers Repurchase
  Agreement, 1.550%, 07/01/2003
  (Collateralized by Fannie Mae
  Collateralized Mortgage
  Obligation)                                       4,951,671        4,951,671
                                                                  ------------
TOTAL REPURCHASE AGREEMENTS
  (COST $12,816,094)                                                12,816,094
                                                                  ------------
TOTAL INVESTMENTS PURCHASED WITH
  CASH PROCEEDS FROM SECURITIES
  LENDING (COST $26,855,744)                                        26,855,744
                                                                  ------------
TOTAL INVESTMENTS
  (COST $90,621,974) - 149.8%                                       92,929,962
                                                                  ------------
Cash Overdrafted from
  Securities Lending - 0.0%                                                (80)
Liabilities, less Other Assets - (49.8)%                           (30,888,486)
                                                                  ------------
TOTAL NET ASSETS - 100.0%                                         $ 62,041,396
                                                                  ------------
                                                                  ------------

  *<F58>   Non-income producing security.
     ADR   American Depository Receipt.
(1)<F59>   Foreign security which trades on U.S. exchange.
(2)<F60>   Restricted under Rule 144A of the Securities Act of 1933.
(3)<F61> Variable rate security. The rate shown is the rate in effect on June 30, 2003.

                     See Notes to the Financial Statements.

CCM ADVISORS FUNDS - MASTER INVESTMENT PORTFOLIOS
STATEMENT OF ASSETS & LIABILITIES
June 30, 2003

                                                    LIMITED MATURITY     FULL MATURITY                            DIVERSIFIED
                                                      FIXED INCOME        FIXED INCOME          BALANCED             EQUITY
                                                    MASTER PORTFOLIO    MASTER PORTFOLIO    MASTER PORTFOLIO    MASTER PORTFOLIO
                                                    ----------------    ----------------    ----------------    ----------------
ASSETS:
   Investments, at value(1)<F62>(2)<F63>              $144,819,778        $47,082,438         $34,555,505         $92,929,962
   Cash                                                        750          2,450,241             539,022                  --
   Dividends receivable                                         --                 --              23,438              85,899
   Interest receivable                                   1,207,423            314,788              72,852                 518
   Receivable for contributed capital                      434,743            445,139             505,308             505,308
   Receivable for investments sold                              --            308,370                  --                  --
   Receivable for futures contracts                             --              4,547                  --                  --
   Prepaid expenses                                          6,141              6,141               6,241               6,229
                                                      ------------        -----------         -----------         -----------
        Total assets                                   146,468,835         50,611,664          35,702,366          93,527,916
                                                      ------------        -----------         -----------         -----------

LIABILITIES:
   Payables for collateral received
     for securities loaned                              49,641,500          9,083,339           6,619,808          26,855,664
   Payable to Advisor                                       38,083             15,318              16,843              40,693
   Cash payable due to overdraft
     from securities lending                                   148                 27                  19                  80
   Payable to Custodian                                         --                 --                  --              41,310
   Payable for investments purchased                            --          2,688,086                  --                  --
   Payable to Feeder Funds                                      --          7,387,176          10,404,952           4,510,176
   Accrued expenses and other liabilities                   41,459             41,573              38,236              38,597
                                                      ------------        -----------         -----------         -----------
        Total liabilities                               49,721,190         19,215,519          17,079,858          31,486,520
                                                      ------------        -----------         -----------         -----------

        Net assets                                    $ 96,747,645        $31,396,145         $18,622,508         $62,041,396
                                                      ------------        -----------         -----------         -----------
                                                      ------------        -----------         -----------         -----------

(1)<F62>  Cost of investments                         $143,486,215        $45,440,290         $33,845,614         $90,621,974
                                                      ------------        -----------         -----------         -----------
                                                      ------------        -----------         -----------         -----------
(2)<F63>  Includes loaned securities with
           a market value of:                         $ 48,403,134        $ 8,850,802         $ 6,427,366         $25,918,453
                                                      ------------        -----------         -----------         -----------
                                                      ------------        -----------         -----------         -----------

                     See Notes to the Financial Statements.

CCM ADVISORS FUNDS - MASTER INVESTMENT PORTFOLIOS
STATEMENT OF OPERATIONS
For the Year Ended June 30, 2003

                                                    LIMITED MATURITY     FULL MATURITY                            DIVERSIFIED
                                                      FIXED INCOME        FIXED INCOME          BALANCED             EQUITY
                                                    MASTER PORTFOLIO    MASTER PORTFOLIO    MASTER PORTFOLIO    MASTER PORTFOLIO
                                                    ----------------    ----------------    ----------------    ----------------
INVESTMENT INCOME
   Dividends*<F64>                                     $       --         $       --           $  261,951         $ 1,226,466
   Interest                                             3,052,698          2,046,562              486,958              27,041
   Income from securities lending, net                     12,749              4,302                4,017              13,215
                                                       ----------         ----------           ----------         -----------
       Total Investment Income                          3,065,447          2,050,864              752,926           1,266,722
                                                       ----------         ----------           ----------         -----------

EXPENSES
   Investment advisory fees                               447,372            186,166              192,686             529,869
   Administration fees                                     51,111             24,120               18,469              39,957
   Audit fees                                              21,704             21,704               21,904              21,704
   Custodian fees and expenses                             17,732             26,656               31,107              33,115
   Directors' fees and expenses                             5,168              5,268                5,068               5,068
   Fund accounting fees                                    60,035             74,388               54,407              41,377
   Insurance expense                                        6,040              6,040                5,940               5,940
   Legal fees                                              13,732             13,532               13,132              13,132
                                                       ----------         ----------           ----------         -----------
       Net Expenses                                       622,894            357,874              342,713             690,162
                                                       ----------         ----------           ----------         -----------
NET INVESTMENT INCOME                                   2,442,553          1,692,990              410,213             576,560
                                                       ----------         ----------           ----------         -----------

CCM ADVISORS FUNDS - MASTER
  INVESTMENT PORTFOLIOS
Realized gain (loss) on:
   Investments sold                                     1,425,852          1,078,363             (958,409)         (9,203,366)
   Option contracts expired or closed                          --                 (6)                  --                  --
   Futures contracts closed                                    --               (262)               7,949                  --
                                                       ----------         ----------           ----------         -----------
   Net realized gain (loss)                             1,425,852          1,078,095             (950,460)         (9,203,366)
                                                       ----------         ----------           ----------         -----------
Change in unrealized appreciation / depreciation on:
   Investments                                            270,311            893,481            1,273,543           5,143,170
   Futures contracts                                           --            (36,305)              (6,045)                 --
                                                       ----------         ----------           ----------         -----------
   Net unrealized gain                                    270,311            857,176            1,267,498           5,143,170
                                                       ----------         ----------           ----------         -----------
NET GAIN (LOSS) ON INVESTMENTS                          1,696,163          1,935,271              317,038          (4,060,196)
                                                       ----------         ----------           ----------         -----------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS                     $4,138,716         $3,628,261           $  727,251         $(3,483,636)
                                                       ----------         ----------           ----------         -----------
                                                       ----------         ----------           ----------         -----------
*<F64>  Net of Foreign Taxes Withheld of:              $       --         $       --           $    7,269         $    24,024
                                                       ----------         ----------           ----------         -----------
                                                       ----------         ----------           ----------         -----------

                     See Notes to the Financial Statements.

CCM ADVISORS FUNDS - MASTER INVESTMENT PORTFOLIOS
STATEMENT OF CHANGES IN NET ASSETS

                                                           LIMITED MATURITY FIXED                    FULL MATURITY FIXED
                                                           INCOME MASTER PORTFOLIO                 INCOME MASTER PORTFOLIO
                                                     ----------------------------------      -----------------------------------
                                                        FOR THE             FOR THE             FOR THE             FOR THE
                                                       YEAR ENDED     PERIOD 11/1/01*<F65>     YEAR ENDED     PERIOD 11/1/01*<F65>
                                                     JUNE 30, 2003      THROUGH 6/30/02      JUNE 30, 2003      THROUGH 6/30/02
                                                     -------------      ---------------      -------------      ---------------
OPERATIONS:
   Net investment income                               $ 2,442,553        $ 1,898,866         $ 1,692,990          $ 1,200,506
   Net realized gain (loss) on:
       Investments sold                                  1,425,852            374,263           1,078,363              215,911
       Option contracts expired or closed                       --                 --                  (6)              34,331
       Futures contracts closed                                 --                 --                (262)             (12,093)
   Net change in unrealized
     appreciation / depreciation on:
       Investments                                         270,311           (615,111)            893,481           (1,010,431)
       Written options                                          --                 --                  --              118,246
       Futures contracts                                        --                 --             (36,305)            (180,360)
                                                       -----------        -----------         -----------          -----------
       Net increase in net assets
         resulting from operations                       4,138,716          1,658,018           3,628,261              366,110
                                                       -----------        -----------         -----------          -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM BENEFICIAL INTEREST TRANSACTIONS:
   Proceeds from contributions                          28,360,941        100,847,407           5,164,370           41,246,290
   Fair value of withdrawals                           (21,626,154)       (16,631,283)        (15,763,949)          (3,244,937)
                                                       -----------        -----------         -----------          -----------
       Net increase (decrease) in
         net assets resulting from
         beneficial interest transactions                6,734,787         84,216,124         (10,599,579)          38,001,353
                                                       -----------        -----------         -----------          -----------
Total increase (decrease) in net assets                 10,873,503         85,874,142          (6,971,318)          38,367,463

NET ASSETS:
Beginning of period                                     85,874,142                 --          38,367,463                   --
                                                       -----------        -----------         -----------          -----------
End of period                                          $96,747,645        $85,874,142         $31,396,145          $38,367,463
                                                       -----------        -----------         -----------          -----------
                                                       -----------        -----------         -----------          -----------

*<F65>  Commencement of Operations

                     See Notes to the Financial Statements.

CCM ADVISORS FUNDS - MASTER INVESTMENT PORTFOLIOS
STATEMENT OF CHANGES IN NET ASSETS

                                                          BALANCED MASTER PORTFOLIO          DIVERSIFIED EQUITY MASTER PORTFOLIO
                                                      ---------------------------------      -----------------------------------
                                                        FOR THE             FOR THE             FOR THE             FOR THE
                                                       YEAR ENDED     PERIOD 11/1/01*<F66>     YEAR ENDED     PERIOD 11/1/01*<F66>
                                                     JUNE 30, 2003      THROUGH 6/30/02       JUNE 30, 2003     THROUGH 6/30/02
                                                     -------------      ---------------      -------------      ---------------
OPERATIONS:
   Net investment income                               $   410,213        $   184,582         $   576,560          $   337,301
   Net realized gain (loss) on:
       Investments sold                                   (958,409)          (303,714)         (9,203,366)          (1,700,378)
       Option contracts expired or closed                       --               (801)                 --                   --
       Futures contracts closed                              7,949             (8,671)                 --                   --
   Net change in unrealized
     appreciation / depreciation on:
       Investments                                       1,273,543            (18,684)          5,143,170               22,562
       Written options                                          --              8,468                  --                   --
       Futures contracts                                    (6,045)            (7,337)                 --                   --
                                                       -----------        -----------         -----------          -----------
       Net increase (decrease) in net assets
         resulting from operations                         727,251           (146,157)         (3,483,636)          (1,340,515)
                                                       -----------        -----------         -----------          -----------

NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  BENEFICIAL INTEREST TRANSACTIONS:
   Proceeds from contributions                           6,123,009         24,026,205           8,442,736           90,259,050
   Fair value of withdrawals                           (11,566,928)          (540,872)        (28,602,130)          (3,234,109)
                                                       -----------        -----------         -----------          -----------
       Net increase (decrease) in
         net assets resulting from
         beneficial interest transactions               (5,443,919)        23,485,333         (20,159,394)          87,024,941
                                                       -----------        -----------         -----------          -----------
Total increase (decrease) in net assets                 (4,716,668)        23,339,176         (23,643,030)          85,684,426

NET ASSETS:
Beginning of period                                     23,339,176                 --          85,684,426                   --
                                                       -----------        -----------         -----------          -----------
End of period                                          $18,622,508        $23,339,176         $62,041,396          $85,684,426
                                                       -----------        -----------         -----------          -----------
                                                       -----------        -----------         -----------          -----------

*<F66>  Commencement of Operations

                     See Notes to the Financial Statements.

CCM ADVISORS FUNDS - MASTER INVESTMENT PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
June 30, 2003

1.  ORGANIZATION

The CCM Advisors Funds (the "Trust") was organized as a Delaware Business Trust on December 27, 2000 and is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company issuing its beneficial interests in series, each series representing a distinct portfolio with its own investment objectives and policies. The series currently authorized are The Limited Maturity Fixed Income Master Portfolio ("Limited Maturity Portfolio"), The Full Maturity Fixed Income Master Portfolio ("Full Maturity Portfolio"), The Balanced Master Portfolio ("Balanced Portfolio"), The Diversified Equity Master Portfolio ("Diversified Portfolio"), The U.S. Equity Growth Master Portfolio ("U.S. Equity Portfolio"), The International Core Equity Master Portfolio ("International Portfolio"), and The U.S. Government Money Market Master Portfolio ("U.S. Government Money Market Portfolio") (the "Master Portfolios"). As of June 30, 2003, the U.S. Equity Portfolio, the International Portfolio, and the U.S. Government Money Market Portfolio had not commenced operations. Pursuant to the 1940 Act, the Master Portfolios are "non-diversified" series of the Trust. The Limited Maturity Portfolio, Full Maturity Portfolio, Balanced Portfolio, and Diversified Portfolio commenced operations on November 1, 2001.

Each Master Portfolio is a Master Investment Portfolio in a master-feeder fund structure. Through June 27, 2003, each Master Portfolio had multiple feeder funds invested in the Master Portfolio. Effective June 27, 2003, the AHA Funds, Inc. became the sole feeder funds invested in the Master Portfolios. By contributing assets to the Master Portfolio, the feeder funds receive a beneficial interest in the Master Portfolio. The Master Portfolio then invests the contributed assets in portfolio securities and allocates income, gains (losses) and expenses to the feeder funds based on the funds' proportionate interest in the Master Portfolio.

The investment objectives of the Master Portfolios are set forth below.

LIMITED MATURITY PORTFOLIO
Seeks a high level of current income, consistent with preservation of capital and liquidity. Invests primarily in high quality fixed income securities and maintains an average dollar-weighted portfolio maturity of five years or less.

FULL MATURITY PORTFOLIO
Seeks over the long term the highest level of income consistent with preservation of capital. Invests primarily in high quality fixed income securities. There is no restriction on the maximum maturity of the securities purchased. The average dollar-weighted maturity will vary and may exceed 20 years.

BALANCED PORTFOLIO
Seeks a combination of growth of capital and income. Invests varying proportions of its assets in equity and fixed income securities, with not less than 25 percent of total assets invested in fixed income securities.

DIVERSIFIED PORTFOLIO
Seeks long-term capital growth. Invests primarily in equity securities and securities having equity characteristics.

2.  SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATIONS
Master Portfolio securities (other than Government) that are listed on a U.S. securities exchange (whether domestic or foreign) or the Nasdaq Stock Market for which market quotations are readily available are valued at the last quoted sale price as of 4:00 p.m. Eastern time on the day the valuation is made. Purchased options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent bid price. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities convertible into equity securities are valued at the greater of latest bid valuation or net conversion value. Short-term securities, or securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Investments in other funds are valued at the underlying fund's net asset value on the date of valuation. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios.

ACCOUNTING FOR FUTURES
The Master Portfolios may enter into long or short positions in futures contracts in order to hedge against the effect of changing values on portfolio securities held. When a Master Portfolio enters into a futures contract, it is required to deposit, into a segregated account at its custodian bank, U.S. Government securities as a guarantee that it will meet the futures commitment. Each day the Master Portfolio receives or pays cash, called "variation margin," equal to the daily change in the market value of the futures contracts. Such receipts and payments are recorded as unrealized gains or losses until the futures contracts expire or are closed out. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Master Portfolio seeks to close out a contract and changes in the value of the futures contract may not correlate with changes in the value of the portfolio securities being hedged.

ACCOUNTING FOR OPTIONS
The Master Portfolios may purchase and write (sell) put and call options on U.S. securities, stock indices, and futures contracts that are traded on U.S. securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Master Portfolio pays a premium whether or not the option is exercised. Additionally, the Master Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Master Portfolio writes an option, the premium received by the Master Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options, which expire unexercised, are recorded by the Master Portfolio on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Master Portfolio has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Master Portfolio. In writing an option, the Master Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Master Portfolio could result in the Master Portfolio selling or buying a security or currency at a price different from the current market value.

REPURCHASE AGREEMENTS
The Master Portfolios may enter into repurchase agreements with respect to any of the types of securities in which they are authorized to invest without regard to the maturity of the underlying security. Repurchase agreements will be affected only with banks, savings institutions and broker-dealers. They involve the purchase by a Master Portfolio of a debt security with the condition that, after a stated period of time, the original seller will buy back the same security at a predetermined price or yield. Repurchase agreements are used to enhance liquidity and to earn income for periods as short as overnight. To minimize risk, the securities underlying each repurchase agreement will be maintained with the Master Portfolio's custodian, or a sub-custodian, in an amount at least equal in value to the repurchase price under the agreement (including accrued interest thereunder), and such agreements will only be affected with parties that meet certain creditworthiness standards. However, in the event the other party to the repurchase agreement fails to repurchase the securities subject to such agreement, a Master Portfolio could suffer a loss to the extent it is precluded from selling the securities or, if due to delays, proceeds from the same securities are less than the repurchase price.

WHEN-ISSUED SECURITIES
The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

EXPENSE ALLOCATION
Common expenses incurred by the Master Portfolios are allocated among the Master Portfolios (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Master Portfolios, depending on the nature of the expenditure. All expenses incurred by the Master Portfolios are allocated to the Feeder Funds daily based on their proportionate interest in the Master Portfolio.

FEDERAL INCOME TAXES
Each Master Portfolio intends to qualify as a partnership for federal income tax purposes. Therefore, the Master Portfolios believe they will not be subject to any federal income tax on their income and net realized capital gains (if any). However, each investor in the Master Portfolios will report its allocable share of the Master Portfolio's income and capital gains for purposes of determining its federal income tax liability.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

OTHER INFORMATION
Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Securities transactions are recorded on the trade date.

3.  INVESTMENT ADVISOR

The Trust has an Investment Advisory Agreement (the "Agreement") with CCM Advisors, LLC (the "Advisor"), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. Under the terms of the Agreement, the Master Portfolios compensate the Advisor for its management services at the annual rate of 0.50% of each Master Portfolio's average daily net assets for the Limited Maturity Portfolio and the Full Maturity Portfolio, and an annual rate of 0.75% of each Master Portfolio's average daily net assets for the Balanced Portfolio and the Diversified Portfolio.

4.  SECURITIES TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments and options, for the year ended June 30, 2003 were as follows:

                                                 Purchases                       Sales
                                         -------------------------     --------------------------
                                        U.S. Government      Other     U.S. Government      Other
                                        ---------------      -----     ---------------      -----
       Limited Maturity Portfolio         $10,984,531     $111,461,882    $11,008,164    $100,755,954
       Full Maturity Portfolio             $4,744,906      $52,857,525     $7,463,394     $57,868,837
       Balanced Portfolio                  $6,332,007      $26,013,672     $6,705,684     $29,999,302
       Diversified Portfolio                       --      $62,996,036             --     $85,721,210

As of June 30, 2003, unrealized appreciation (depreciation) on investment securities for federal income tax purposes was as follows:

                                       Net          Appreciated     Depreciated
                                   Appreciation      Securities     Securities
                                   ------------      ----------     ----------
     Limited Maturity Portfolio     $1,333,563       $1,358,800       $(25,237)
     Full Maturity Portfolio        $1,642,087       $1,823,731      $(181,644)
     Balanced Portfolio               $579,361       $1,233,020      $(653,659)
     Diversified Portfolio          $1,467,089       $5,623,130    $(4,156,041)

At June 30, 2003, the cost of investments for federal income tax purposes was $143,486,215, $45,440,351, $33,976,144 and $91,462,873 for The Limited Maturity
Portfolio, The Full Maturity Portfolio, The Balanced Portfolio, and The Diversified Portfolio, respectively. Any differences between book and tax cost basis are due to wash sale losses.

5.  OPTION CONTRACTS WRITTEN

The premium amount and the number of option contracts written for the Master Portfolios for the year ended June 30, 2003 were as follows:

                                                 Number           Premium
     Full Maturity Portfolio                  of Contracts         Amount
     -----------------------                  ------------        -------
     Options outstanding at June 30, 2002            0            $     0
     Options written                              (440)            (2,681)
     Options closed                                  0                  0
     Options expired                               440              2,681
                                                  ----            -------
     Options outstanding at June 30, 2003            0            $     0
                                                  ----            -------
                                                  ----            -------

The Limited Maturity, Balanced, and Diversified Portfolios did not write or cover any options during the year ended June 30, 2003.

6.  FUTURES CONTRACTS

At June 30, 2003, the Full Maturity Portfolio had entered into futures contracts. The net unrealized appreciation (depreciation) is included in the corresponding Feeder Funds' net unrealized appreciation (depreciation) section of their financial statements. The terms of the open contracts are as follows:

FULL MATURITY PORTFOLIO

       Number            Underlying                      Market Value of                  Unrealized
    of Contracts         Instrument                   Underlying Instrument      Appreciation (Depreciation)
    ------------         ----------                   ---------------------      ---------------------------
          2          10 Year Agency Future                    $229,813                     $(2,277)
                     September, 2003
        (25)         5 Year Treasury Note Future           $(2,878,125)                    $11,618
                     September, 2003
          4          10 Year Treasury Note Future             $469,750                     $(9,230)
                     September, 2003
         13          30 Year Treasury Bond Future           $1,525,469                    $(30,557)
                     September, 2003

7.  SELECTED FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolios for the year ended June 30, 2003 were as follows:

                                                         Limited Maturity    Full Maturity       Balanced     Diversified
                                                            Portfolio          Portfolio        Portfolio      Portfolio
                                                         ----------------    -------------      ---------     -----------
Total Return                                                  4.80%             10.10%            1.57%          -1.78%
Ratio of expenses to average net assets                       0.70%              0.96%            1.33%           0.98%
Ratio of net investment income to average net assets          2.73%              4.55%            1.60%           0.82%
Portfolio turnover rate                                     127.35%            164.53%          142.90%          92.26%

8.  SECURITIES LENDING

As of June 30, 2003, the Master Portfolio had loaned securities that were collateralized by cash. The cash collateral is invested by the custodian in a money market pooled account approved by the Advisor. Although risk is mitigated by the collateral, the Master Portfolio could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The Master Portfolio receives interest on the collateral received. The value of the securities on loan and the value of the related collateral were as follows:

                                             Securities          Collateral
                                             ----------          ----------
     CCM Advisor Limited Maturity           $48,403,134         $49,641,500
     CCM Advisor Full Maturity               $8,850,802          $9,083,339
     CCM Advisor Balanced                    $6,427,366          $6,619,808
     CCM Advisor Diversified Equity         $25,918,453         $26,855,664

9.  ACQUISITION INFORMATION

On December 30, 2002, The AHA Diversified Fund acquired, through a non-taxable exchange, substantially all of the net assets of the Kenilworth Fund. As part of the acquisition, the CCM Diversified Portfolio received securities from the AHA Diversified Fund with a market value of $6,586,601. The securities that were contributed by the AHA Diversified Fund from the Kenilworth acquisition contributed $1,166,802 of net unrealized appreciation for tax purposes to the Diversified Portfolio. This unrealized appreciation was allocated solely from the Diversified Portfolio to the AHA Diversified Fund.

10.  TRUSTEES AND OFFICERS (UNAUDITED)

The table below provides information about each of the trustees and officers of the CCM Advisors Funds (the "Trust"), including biographical information about their business experience and information about their relationships with CCM Advisors, LLC. The mailing address of each trustee and officer is 190 South LaSalle Street, Suite 2800, Chicago, IL 60603.

                                         DATE FIRST                                               NUMBER OF
                                         ELECTED OR                                             PORTFOLIOS IN
NAME AND                                APPOINTED TO            PRINCIPAL                       FUND COMPLEX          OTHER
 AGE AT               POSITIONS HELD   OFFICE AND TERM        OCCUPATION(S)                      OVERSEEN BY      DIRECTORSHIPS
6/30/03                 WITH TRUST    OF OFFICE**<F68>     DURING PAST 5 YEARS                 TRUSTEE***<F69>         HELD
-------               --------------  ----------------     -------------------                 ---------------    -------------
TRUSTEES WHO ARE "INTERESTED PERSONS"*<F67>

Douglas D. Peabody    Trustee and     Since 2001        Managing Director, CCM Advisors,             14        Trustee, CCMA Select
40                    President                         LLC (since Jan. 2001); Managing                        Investment Trust (an
                                                        Director Convergent Capital                            open-end investment
                                                        Management Inc. (and its predecessor                   company) (2
                                                        (since 1999);  formerly Principal, Eager               portfolios).
                                                        Manager Advisory Services (1991 to 1999).

TRUSTEES WHO ARE NOT "INTERESTED PERSONS"

Charles V. Doherty    Trustee         Since 2001        Managing Director, Madison                   14        Trustee, CCMA Select
69                                                      Advisory Group; Director, Lakeside                     Investment Trust (an
                                                        Bank; Director, Knight Trading                         open-end investment
                                                        Group, Inc.; Director, Howe Barnes                     company) (2
                                                        Investments, Inc.; Director, Brauvin                   portfolios);
                                                        Capital Trust, Inc.; Director, Bank                    Trustee, Wayne
                                                        of America Financial Products, Inc.                    Hummer Investment
                                                                                                               Trust (an open-end
                                                                                                               investment company)
                                                                                                               (4 portfolios);
                                                                                                               formerly Trustee,
                                                                                                               Wayne Hummer Money
                                                                                                               Fund Trust (an
                                                                                                               open-end investment
                                                                                                               company) (1994-
                                                                                                               1999).

Frank A. Ehmann       Trustee         Since 2001        Retired; Director, American                  14        Trustee, CCMA Select
69                                                      Healthways (provider of diabetes and                   Investment Trust (an
                                                        cardiac disease management services                    open-end investment
                                                        to health plans and hospitals) (since                  company) (2
                                                        1989); Director, Genderm Corp.                         portfolios);
                                                        (dermatology company offering                          formerly Director,
                                                        prescription and non-prescription                      SPX Corp. (global
                                                        treatments for skin conditions)                        provider of
                                                        (1997-2000).                                           technical products
                                                                                                               and systems,
                                                                                                               industrial products
                                                                                                               and services, flow
                                                                                                               technology and
                                                                                                               service solutions)
                                                                                                               (1989-2002);
                                                                                                               formerly Director
                                                                                                               and President,
                                                                                                               United Stationers
                                                                                                               (wholesale
                                                                                                               distributor of
                                                                                                               business, computer,
                                                                                                               and facilities
                                                                                                               management
                                                                                                               products).

John D. Oliverio      Trustee         Since 2001        Chief Executive Officer, President           14        Trustee, CCMA Select
50                                                      and Director, Wheaton Franciscan                       Investment Trust (an
                                                        Services, Inc. (parent organization                    open-end investment
                                                        for more than 100 health and shelter                   company) (2
                                                        service organizations) (since 1984),                   portfolios);
                                                        Director of the following: Affinity                    Director, Hewitt
                                                        Health Systems (since 1995),                           Series Trust (an
                                                        Covenant Health Care System (since                     open-end investment
                                                        1989), All Saints Health System                        company) (since
                                                        (since 1992), Franciscan Ministries,                   1998) (2
                                                        Inc. (the holding company for                          portfolios).
                                                        Wheaton Franciscan Services, Inc.' s
                                                        housing entities) (since 1998) and
                                                        United Health System (since 1998).

Edward M. Roob        Trustee         Since 2001        Retired; Arbitrator, New York Stock          14        Trustee, CCMA Select
68                                                      Exchange and National Association                      Investment Trust
                                                        of Securities Dealers; Trustee, Fort                   (2 portfolios);
                                                        Dearborn Income Securities, Inc. (since                Director, UBS Funds,
                                                        1994); Director, USB Global Asset                      Inc. (since 1994);
                                                        Management Trust Co. (since 1993);                     Director, UBS
                                                        Committee Member, Chicago Stock                        Relationship Funds
                                                        Exchange (1993 to 1999).                               (since 1995);
                                                                                                               Director, UBS
                                                                                                               Supplementary Trust
                                                                                                               (since 1997) (40
                                                                                                               portfolios); Trustee
                                                                                                               Fresco Index Shares
                                                                                                               (since June 2002).

  *<F67> Mr. Peabody is a trustee who is an "interested person" of the Trust as defined in the Investment Company Act of 1940 because he is a Managing Director of the Trust's investment adviser, CCM Advisors, LLC.
 **<F68> Trustees of the Trust serve a term of indefinite length until resignation or removal and stand for re-election by shareholders only as and when required by the Investment Company Act of 1940. Officers serve a term of indefinite length until their respective successors are elected and qualified.
***<F69> Each Trustee currently serves on the Board of the Trust (7 portfolios). Messrs. Peabody, Doherty, Ehmann, Oliverio and Roob also serve on the Board of Directors of the AHA Investment Funds, Inc. (7 portfolios).

                                         DATE FIRST
                                         ELECTED OR
NAME AND                                APPOINTED TO            PRINCIPAL                                             OTHER
 AGE AT               POSITIONS HELD   OFFICE AND TERM        OCCUPATION(S)                                       DIRECTORSHIPS
6/30/03                 WITH TRUST     OF OFFICE*<F70>     DURING PAST 5 YEARS                                         HELD
-------               --------------  ----------------     -------------------                                    -------------
Gregory P. Francoeur  Treasurer       Since 2002        Director of Finance and Treasurer, Convergent              None
32                                                      Capital Management, LLC (since April 2003);
                                                        prior thereto, Director of Finance, Convergent Capital
                                                        Management Inc. (1997-April 2003); prior thereto,
                                                        Auditor, Price Waterhouse LLP (1993-1997).

Timothy G. Solberg    Secretary       Since 2001        Managing Director, CCM Advisors, LLC                       Director, AHA
50                                                      (since 2001); formerly Director of Marketing               Investment Funds,
                                                        and Client Services, Hewitt Investment Group,              Inc. (an open-end
                                                        a Division of Hewitt Associates LLC.                       Investment
                                                                                                                   company) (7
                                                                                                                   portfolios).

Susan M. Brown        Vice President  Since 2001        Vice President, Administration, CCM Advisors,              None
37                                                      LLC; prior thereto, Office Manager, Essex
                                                        Woodlands Health Ventures.

Savitri P. Pai        Chief Legal     Since 2003        Director, Treasurer, General Counsel, Kenilworth           None
37                    Officer                           Fund, Inc. (since 1992).

*<F70> Officers serve a term of indefinite length until their respective successors are elected and qualified.

11.  SUBSEQUENT EVENTS

Effective July 1, 2003, the Limited Maturity Fixed Income Master Portfolio, Full Maturity Fixed Income Master Portfolio, Diversified Equity Master Portfolio, Balanced Master Portfolio, U.S. Growth Equity Master Portfolio, International Core Equity Master Portfolio and U.S. Government Money Market Master Portfolio were terminated as a series of the Advisors Funds and liquidated. As of this date, the Advisors Funds ceased to be an investment company.

With the termination of the Advisors Funds, the Third Party Feeder Fund Agreement among AHA Investment Funds, Inc. and CCM Advisors Funds was terminated, effective July 1, 2003. On that date, CCM Advisors, LLC became the investment adviser to the AHA Investment Funds, Inc.

CCM ADVISORS FUNDS - MASTER INVESTMENT PORTFOLIOS
REPORT OF INDEPENDENT AUDITORS

To the Shareholders and
Board of Trustees of
CCM Advisors Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of CCM Advisors Funds (comprising the Limited Maturity Fixed Income Master Portfolio, Full Maturity Fixed Income Master Portfolio, Balanced Master Portfolio, and Diversified Equity Master Portfolio) as of June 30, 2003, and the related statements of operations, changes in net assets, and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the CCM Advisors Funds, at June 30, 2003, and the results of their operations, changes in their net assets, and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                /s/Ernst & Young LLP

Chicago, Illinois
August 15, 2003

                           AHA INVESTMENT FUNDS, INC.
                      190 SOUTH LASALLE STREET, SUITE 2800
                            CHICAGO, ILLINOIS  60603
                                 1-800-445-1341

                         INVESTMENT ADVISOR
                         CCM Advisors, LLC
                         190 South LaSalle Street, Suite 2800
                         Chicago, Illinois  60603

                         ADMINISTRATOR, TRANSFER AGENT AND
                         DIVIDEND DISBURSEMENT AGENT
                         U.S. Bancorp Fund Services, LLC
                         P.O. Box 701
                         Milwaukee, Wisconsin  53201-0701

                         CUSTODIAN
                         U.S. Bank, N.A.
                         425 Walnut Street
                         6th Floor, M.L. 6118
                         Cincinnati, Ohio  45202

                         LEGAL COUNSEL
                         Bell, Boyd & Lloyd LLC
                         Three First National Plaza
                         70 West Madison Street
                         Chicago, Illinois  60602

                         INDEPENDENT AUDITORS
                         Ernst & Young LLP
                         Sears Tower
                         233 South Wacker Drive
                         Chicago, Illinois  60606

                         DISTRIBUTOR
                         Quasar Distributors, LLC
                         615 East Michigan Street
                         Milwaukee, Wisconsin  53202

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable to annual reports filed for periods ending before July 15, 2003.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
-----------------------------------------

Not applicable to annual reports filed for periods ending before July 15, 2003.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not required for annual reports filed for periods ending before December 15, 2003.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. [RESERVED]
------------------

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. [RESERVED]
------------------

ITEM 9. CONTROLS AND PROCEDURES.
--------------------------------

(a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's President and Treasurer/CFO have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.
------------------

(a) Any code of ethics or amendment thereto. Not applicable to annual reports for periods ending before July 15, 2003

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  AHA Investment Funds, Inc.
                   --------------------------

     By (Signature and Title) /s/ Douglas Peabody
                              ---------------------------------------------
                              Douglas D. Peabody, President

     Date      08/28/03
          ------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)* /s/ Douglas Peabody
                               --------------------------------------------
                               Douglas D. Peabody, President

     Date      08/28/03
          ------------------

     By (Signature and Title)*  /s/ Gregory Francoeur
                               --------------------------------------------
                               Gregory P. Francoeur, Treasurer

     Date      08/28/03
          ------------------